File Numbers 333-233295
811-04294

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___
☐
Post-Effective Amendment No. 12
☒
And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 387
☒

Variable Annuity Account
(Exact Name of Registrant)

Minnesota Life Insurance Company
(Depositor)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Depositor’s Principal Executive Offices)
651-665-3500
(Depositor’s Telephone Number, including Area Code)

Renee D. Montz, Esq.
Senior Vice President, General Counsel and Secretary

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b) of Rule 485
☒
on May 1, 2024 pursuant to paragraph (b) of Rule 485
☐
60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐
on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:

☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Variable Annuity Contracts

MultiOption® Momentum
Variable Annuity Contract
Minnesota Life Insurance Company
MinnesotaLife
400 Robert Street North • St. Paul, Minnesota 55101-2098 • Telephone: 844-878-2199 • http://www.securian.com
This Prospectus describes an individual, flexible payment, Variable Annuity Contract (“the Contract”) offered by the Minnesota Life Insurance Company. This contract is designed for long-term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
If you are a new investor in the contract, you may cancel your contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
You may invest your Contract Values in our Variable Annuity Account, Indexed Accounts, or certain Guaranteed Interest Accounts that are available.
Your Contract Value and the amount of each Variable Annuity Payment will vary in accordance with the performance of the Sub-Accounts you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Sub-Accounts. Each Sub-Account invests in a corresponding (mutual fund) Portfolio.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.
Your Contract Value will also vary for amounts allocated to the Indexed Account(s) based on performance of the underlying index(es). Please note: we reserve the right to change or discontinue the Indexed Accounts and, if an Indexed Account is discontinued or if the calculation of an Indexed Account is changed substantially, we may substitute a comparable index subject to approval by applicable state insurance regulations. Before a substitute index is used, we will notify you of the substitution.
This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The contracts involve risks, including potential loss of principal invested. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.
The date of this Prospectus and of the Statement of Additional Information is: May 1, 2024.

This Prospectus is not an offering in any jurisdiction in which the offering would be unlawful. We have not authorized any dealer, salesperson, financial professional or other person to give any information or make any representations in connection with this offering other than those contained in the Prospectus, and, if given or made, you should not rely on them.

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Special Terms
As used in this Prospectus, the following terms have the indicated meanings:
Accumulation Unit: an accounting unit of measure used to calculate the value of a Sub-Account of the Variable Annuity Account, of this contract before Annuity Payments begin.
Accumulation Unit Value: the value of an Accumulation Unit. Accumulation Unit Value of any Sub-account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account
Activities of Daily Living (ADL): The activities of daily living refer to basic functional abilities that ensure the ability for self-care and ability to live independently without substantial assistance from another individual. The six activities of daily living are:
(1)
Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
(2)
Continence: The ability to maintain control of bowel and bladder function or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for a catheter or colostomy bag).
(3)
Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
(4)
Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
(5)
Toileting: Getting to and from the toilet, getting on and off the toilet and performing associated personal hygiene.
(6)
Transferring: Moving into or out of a bed, chair or wheelchair.
Annuitant: the natural person named as Annuitant upon whose lifetime Annuity Payment benefits will be determined under the contract. An Annuitant’s life may also be used to determine the value of death benefits and to determine the Maturity Date.
Annuity Payments: a series of payments for life; for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.
Annuity Unit: an accounting unit of measure used to calculate the value of Annuity Payments under a Variable Annuity income option.
Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial Variable Annuity Payment. Currently the AIR is equal to 4.5%.
Annuity Commencement Date: the date on which Annuity Payments are elected to begin. This may be the Maturity Date or a date you select prior to the Maturity Date.
Business Day: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company’s Business Day ends at 3:00 p.m. (Central Time) or the close of regular trading of the NYSE, if earlier.

Code: the Internal Revenue Code of 1986, as amended.
Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a Commuted Value is elected for a period certain on a Variable Annuity Payment during the life of the Annuitant, a deferred sales charge may apply.
Contract Anniversary: the same day and month as the Contract Date for each succeeding year of this contract.
Contract Date: the effective date of this contract. It is also the date from which we determine Contract Anniversaries and Contract Years.
Contract Value: the sum of your values in the Variable Annuity Account, the Indexed Accounts, the Interim Account, the DCA Fixed Account, and the Fixed Account, on any Valuation Date prior to the Annuity Commencement Date.
Contract Year: a period of one year beginning with the Contract Date or a Contract Anniversary.
Dollar Cost Averaging (DCA) Fixed Account: a Guaranteed Interest Account available for Purchase Payment allocations. Purchase Payments allocated to the DCA Fixed Account will be transferred out to the Sub-Accounts of the Variable Annuity Account that you elect, over a specified time period. Amounts in the DCA Fixed Account are part of our General Account.
Fixed Account: a Guaranteed Interest Account available for Fixed Annuity Payments. If you elect Fixed Annuity Payments, your Contract Value will be transferred to the Fixed Account as of the date we receive your election. For any period prior to the date amounts are applied to provide Annuity Payments, interest will be credited on amounts in the Fixed Account at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Amounts in the Fixed Account are part of our General Account.
Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.
General Account: includes assets held in the Fixed Account, Indexed Accounts, Interim Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.
Guaranteed Interest Accounts: A type of investment option that provides an interest rate guaranteed for a specified period of time. The Guaranteed Interest Accounts currently include the Fixed Account (for Fixed Annuity Payments only), the DCA Fixed Account (for new Purchase Payments only), and the Interim Account (for additional deposits allocated to the Indexed Accounts, if applicable).
Guaranteed Minimum Surrender Value (“GMSV”): The minimum amount available to you from your values in the Indexed Accounts upon surrender, death, or annuitization of the contract. The GMSV for each Indexed Account is equal to the GMSV Purchase Payment Percentage (i.e., 87.5%) multiplied by Purchase Payments and transfers allocated to the Indexed Account, accumulated at the applicable GMSV Rate, and adjusted for any amounts withdrawn or transferred. Interest is credited to the GMSV daily.
Index Credit: the amount of interest credited to values in an Indexed Account on a Contract Anniversary.
Indexed Account(s): assets held in the General Account that may provide interest based on the performance of an index, not including any dividends paid on the securities in that index. Three individual Indexed Account options are currently available under the contract, one based on the S&P

500® Index, a second based on the Barclays All Caps Trailblazer 5 Index, and a third based on the SG Climate Prepared Index. Each option may be described as an individual ‘Indexed Account’ or, collectively, as the ‘Indexed Accounts’.
Interim Account: a Guaranteed Interest Account only available for Purchase Payments made on any date after the Contract Date that is not a Contract Anniversary. The Interim Account is not available for allocation of your initial Purchase Payment. The entire Interim Account value will be transferred into the Indexed Accounts on each Contract Anniversary, according to your allocation.
Joint Owner: if more than one owner has been designated, each owner shall be a Joint Owner of the contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise permitted by us.
Maturity Date: the date the contract matures. The Maturity Date will be the first of the month on or following the oldest Annuitant’s 100th birthday, unless otherwise agreed to by us. The Maturity Date may vary by the contract issue state and the date of issue. Consult your contract for the date applicable to you.
Minnesota Life, we, our, us: Minnesota Life Insurance Company.
Net Investment Factor: the Net Investment Factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the Variable Annuity Account including any applicable optional benefit riders. The Net Investment Factor is a measure of the performance of the underlying Fund after deductions for all charges to the Variable Annuity Account including those for applicable optional benefit riders.
Net Purchase Payments: cumulative Purchase Payments minus cumulative withdrawals.
Non-Qualified Contract: a contract other than a Qualified Contract.
Owner, you, your: the Owner of the contract, which could be a natural person(s), or a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The Owner has all of the rights under the contract.
Portfolio(s), Fund(s): the mutual funds whose separate investment Portfolios we have designated as eligible investments for the Variable Annuity Account. Each Sub-Account of the Variable Annuity Account invests in a different Portfolio. Currently these include the Portfolios shown in Appendix A of this Prospectus.
Pro-rata Basis: values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:
(a)
is the value that is being adjusted immediately prior to the withdrawal,
(b)
is the total amount withdrawn, including any applicable charges, and
(c)
is the Contract Value immediately prior to the withdrawal.
Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.
Qualified Contract: A contract issued to an employer sponsored retirement plan or an individual retirement annuity or account that receives favorable tax treatment under Section 401, 404, 408, 408A or 457 of the Code. Currently, we issue Qualified Contracts that may include, but are not limited to, Traditional IRAs, Roth IRAs, and Simplified Employee Pension (SEP) IRAs.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.
Sub-Account: a division of the Variable Annuity Account. Each Sub-Account invests in a different Portfolio.
Valuation Date or Valuation Days: each date on which a Portfolio is valued.
Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Portfolios.
Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

Key Information
Important Information You Should Consider About the Contract
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your contract during the first five Contract Years or during the first five years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 8%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first five Contract Years, you could pay a sales charge of up to $8,000 on a $100,000 investment.

Transaction Charges	In addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
•Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
•There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Ongoing Charges and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract fee during the accumulation phase	Minimum[1] 0.80% (as a percentage of net asset value of the Variable Annuity Account)	Maximum 0.90% (as a percentage of net asset value of the Variable Annuity Account)
	Investment Options (Portfolio Company Fees and Expenses)	0.39% (as a percentage of Portfolio assets)	1.84% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.15% (as a percentage of the Return of Purchase Payments Death Benefit for ages 0-70 at issue)	0.90% (as a percentage of the Premier Protector Death Benefit value)

Fees and Expenses	Location in Prospectus

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,206	Highest Annual Cost: $3,465
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges
•No sales charges	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the contract.	Principal Risks
Not a Short-Term Investment
The contract is not a short-term investment and is not
appropriate for Contract Owners who need ready access to cash.
The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risks
Risks Associated with Investment Options
The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA
Fixed Account, Indexed Accounts, or the Fixed Account
(available only after Fixed Annuity Payments have begun) will each have its own unique risks. The Contract Owner should
review these investment options before making an investment in the contract.
Principal Risks

Risks	Location in Prospectus
Insurance Company Risks
An investment in the contract is subject to the risks related to
Minnesota Life. Obligations (including under the Indexed
Accounts, Fixed Account and DCA Fixed Account) and
guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company. Information about Minnesota Life,
and its financial strength ratings, is available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings.
Principal Risks

	Restrictions	Location in Prospectus
Investments
•We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year.
Currently, this fee is waived.
•We reserve the right to remove or substitute Portfolio
Companies as investment options.
Transfers
Optional Benefits
Withdrawals taken while owning the Premier Protector Death
Benefit Option will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal. Additionally, withdrawals taken while owning the
Return of Purchase Payments Death Benefit rider will reduce
the sum of Purchase Payments on a Pro-rata Basis at the time of the Withdrawal. This method of calculating reductions
could reduce the relevant rider benefit values significantly and by substantially more than the actual amount of the
withdrawal.
Optional Death Benefit Riders

	Taxes	Location in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Federal Tax Status

	Conflicts of Interest	Location in Prospectus
Investment Professionals Compensation
We pay broker-dealers that sell our contracts a commission that is based upon the Purchase Payments submitted to the contract.
The amount may vary based on a number of different factors,
including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the
commission is paid, and whether Annuity Payments will begin
within twelve months of the date the contract is issued.
Contract Charges and Fees (Commissions)

The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue
sharing and marketing allowances for the sale of our contracts.
These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the contract over another investment.

	Conflicts of Interest	Location in Prospectus
Exchanges
Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you
determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue your existing contract.
1035 Exchanges or Replacements
(1) The annual Base Contract fees listed herein include the mortality and expense risk charge, administrative charge, and, if applicable, an annual maintenance fee. During the accumulation phase the mortality and expense risk charge percentage is determined by an Owner’s Net Purchase Payments. The Base Contract fee increases to 1.35% during the annuitization phase and includes the mortality and expense risk charge and administrative charge. Please see the “Contract Charges and Fees” section of the Prospectus for more information.
An Overview of Contract Features
Purpose of the Contract
The purpose of the contract is to help you with your long-term retirement planning or other long-term needs through investments in a variety of investment options during the accumulation phase. The contract also offers death benefits to protect your designated beneficiaries. Through the annuity feature, the contract can supplement your retirement income by providing a stream of annuity payments. You also have the option to purchase a living benefit rider that waives any deferred sales charge on withdrawals or surrenders for the life of the rider, and death benefit riders that increase benefits upon death. This contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Contract Phases and Investment Options
The contract has two principal phases: an accumulation phase and an annuity payment phase.
Accumulation Phase
The accumulation phase is the period between the date the contract became effective (the “Contract Date”) and the date you start receiving annuity payments under your contract (the “Annuity Commencement Date”);
During the accumulation phase, your Contract Value may grow or decrease depending on the performance of the investment options you have selected; and
During the accumulation phase, you may allocate your Contract Value among the various Sub-Accounts, each of which invests in a corresponding Portfolio that has its own investment strategies, investment adviser(s), expense ratios, and returns, the Indexed Accounts, or the DCA Fixed Account (6 or 12 month options) for new Purchase Payments only.
Additional information about each Portfolio is provided in Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract.”
Annuity Payment Phase

The annuity payment phase, sometimes called the payout phase, begins on the Annuity Commencement Date and is the period during which you receive regular annuity payments from your contract according to the annuity option you choose; and
Once you begin receiving annuity payments, you may no longer be able to take additional withdrawals subject to certain exceptions, the contract’s living benefits terminate and the death benefit, if any, will be as provided under the annuity option selected.
Contract Features
Below is a summary of certain contract features and expenses. Please see the corresponding section of the prospectus for complete details, restrictions or limitations that may apply.
State variations of certain features may exist and the contract may not be available in every state. The state in which your contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your contract. These variations are reflected in your contract and in riders or endorsements to your contract. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from this contract. See your registered representative for more information and to help determine if this product is right for you.
Purchase Payments:*
Initial Minimum	$25,000
Subsequent payment minimum	$500
Maximum cumulative Purchase Payments (without our prior consent)	$2,000,000
*
Please note: If you intend to use this contract as part of an employer sponsored retirement plan or it is a Qualified Contract, the retirement plan or Qualified Contract may have contribution minimums or maximums that are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the employer sponsored retirement plan (if it is tax qualified) or Qualified Contract is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.
Investment Options:
Fixed Account (available only for Fixed Annuity Payments)	Minnesota Life General Account
DCA Fixed Account (new Purchase Payments only)	6 Month Option
DCA Fixed Account (new Purchase Payments only)	12 Month Option
Indexed Accounts	Minnesota Life General Account
Variable Annuity Account	See the list of Portfolios in Appendix A

Withdrawal Options. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay a deferred sales charge and/or taxes, including tax penalties). Under the contract, withdrawals must meet certain minimum amounts ($250) and may be subject to charges. In certain cases, we waive the deferred sales charge on withdrawal or surrender. If you select certain optional benefits, withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider.
Death Benefit and Optional Death Benefits
Your contract provides a standard death benefit equal to your Contract Value. Certain optional death benefits may also be selected for an additional charge and may provide the opportunity for a larger death benefit. The optional death benefits include:
•
Premier Protector Death Benefit (Premier Protector or PPDB) Rider
•
Return of Purchase Payments Death Benefit (ROPP DB)
Once you elect an optional rider, you may not cancel it. Please refer to the section entitled “Optional Death Benefit Riders” later in the Prospectus for a complete description of the rider, its benefits, limitations, restrictions and availability with other riders. Please also refer to the section entitled “Optional Contract Rider Charges” later in the Prospectus for a complete description of the rider charges.
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.
Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge
•
Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.
(as a percentage of each Purchase Payment)
Years Since Purchase Payment
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%

Years Since Purchase Payment
5 and thereafter	0%

Transfer Fee*
Maximum Charge	$10 *
Current Charge	None
*
(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below

Annual Maintenance Fee**	$50
**
(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)
Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
Base Contract Charges - For Contracts with less than $1,000,000 in Net Purchase Payments during the accumulation phase.	0.90%
Base Contract Charges - For Contracts with $1,000,000 or more in Net Purchase Payments during the accumulation phase	0.80%
Base Contract Charges - For all Contracts during the annuity payment phase	1.35%

Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Premier Protector Death Benefit Charge	0.90%	0.90%	Premier Protector Death Benefit
Return of Purchase Payments Death Benefit Charge
Age at issue 0-70:	0.15%	0.15%	Return of Purchase Payments Death Benefit
Age at issue 71-80	0.40%	0.40%	Return of Purchase Payments Death Benefit
Optional Living Benefit Riders Currently Offered
Enhanced Liquidity Option Charge	0.45%	0.45%	Contract Value
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies available under the contract, including their annual expenses, may be found at the back of this document.

	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.84%
Example
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses.
The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:
•
Base + PPDB
•
Base + PPDB + Enhanced Liquidity Option
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
MultiOption Momentum	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + PPDB	$11,682	$18,271	$24,163	$40,292	$3,682	$11,271	$19,163	$40,292
Minimum Fund Expenses
Base + PPDB	$10,230	$13,915	$16,912	$25,903	$2,230	$6,915	$11,912	$25,903
Maximum Fund Expenses
Base + PPDB + Enhanced Liquidity Option	$4,131	$12,592	$21,317	$44,326	$4,131	$12,592	$21,317	$44,326
Minimum Fund Expenses
Base + PPDB + Enhanced Liquidity Option	$2,685	$8,295	$14,233	$30,632	$2,685	$8,295	$14,233	$30,632
Different fees and expenses not reflected in the examples above apply after Annuity Payments commence. Please see the section entitled “Contract Charges and Fees” for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
Principal Risks of Investing in the Contract
There are risks associated with investing in this contract. The principal risks described below may affect your contract’s performance. You should carefully consider these risks in investing in the contract.
Risk of Loss: You may lose money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.

Not a Short-Term Investment: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.
Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 8% and can drastically reduce the amount available to withdraw in early years of the contract.
Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, Indexed Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks.
Insurance Company Risks: The Indexed Accounts, Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.
Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
General Information
The Company — Minnesota Life Insurance Company
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company” (“Minnesota Life”). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

The Separate Account — Variable Annuity Account
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a “unit investment trust” with the SEC under the Investment Company Act of 1940.
The Variable Annuity Account has Sub-Accounts to which you may allocate Purchase Payments. Each Sub-Account invests in shares of a corresponding Portfolio. Additional Sub-Accounts may be added at our discretion.
The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The income, gains, and losses credited to, or charged against, the Variable Annuity Account reflect the Variable Annuity Account’s investment experience which is entirely independent of the investment performance of our General Account, the Guaranteed Interest Accounts, and our other Separate Accounts. All obligations under the contracts are our general corporate obligations.
The General Account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
The Portfolios
Information regarding each Portfolio including its name, investment objective, investment adviser and any sub-investment adviser, current expenses, and performance is available in the appendix to this prospectus. Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio, including discussion of the Portfolio’s investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract. Please contact us by calling 844-878-2199 to receive a copy of the Portfolio prospectuses. If you received a summary prospectus for a Portfolio, please call the number provided above to obtain a copy of the full Portfolio prospectus.
Voting Rights
We will vote the Portfolio shares held in the Variable Annuity Account at shareholder meetings of the Portfolios. We will vote shares attributable to contracts in accordance with instructions received from Owners with voting interests in each Sub-Account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which an Owner may provide instructions will be calculated separately for each Sub-Account of the Variable Annuity Account. One of the effects of proportional voting is that a small number of Owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.
During the accumulation phase, you hold the voting interest in the contract. The number of votes will be determined by dividing the Contract Value of the contract attributable to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account.

During the annuity payment phase the Owner holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.
We shall notify you of a Portfolio shareholders’ meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.
Contract Charges and Fees
Deferred Sales Charge
No sales charge is deducted from a Purchase Payment made for this contract at the time of its receipt. However, when a contract’s value is reduced by a withdrawal or a surrender, a deferred sales charge (“DSC”) may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 8% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from the Indexed Accounts, Guaranteed Interest Accounts and all Sub-Accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.
The schedule in the table is applied separately to each Purchase Payment. All Purchase Payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest Purchase Payment first. It applies only to withdrawal or surrender of Purchase Payments. The applicable DSC percentage is as shown in the table below:
Years Since Purchase Payment	DSC
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5 and thereafter	0%

The amount of the DSC is determined by:
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calculating the number of years each Purchase Payment being withdrawn has been in the contract;
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multiplying each Purchase Payment withdrawn by the appropriate sales charge percentage in the table; and
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adding the DSC from all Purchase Payments so calculated. This amount is then deducted from your Contract Value.

Example Assuming that all amounts to be withdrawn are subject to a DSC in a contract. If the Owner requests a withdrawal of $1,000, and the applicable sales charge is 8% (because the Purchase Payment was made within the last 2 years), the Owner will receive $1,000, the sales charge will be $86.96 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the Contract Value will equal $1,086.96.
The DSC will not apply to:
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Amounts withdrawn in any Contract Year that are less than or equal to the annual “free amount”. The free amount is equal to 10% of any Purchase Payments not previously withdrawn and received by us during the current Contract Year plus the greater of: (1) Contract Value less Purchase Payments not previously withdrawn, each as of the most recent Contract Anniversary; or (2) 10% of the sum of Purchase Payments not previously withdrawn and still subject to DSC as of the most recent Contract Anniversary. The free withdrawal does not apply to surrenders.
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The difference, in any Contract Year, between a required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract for a single calendar year and any annual “free amount” allowed. However, if you withdraw the required minimum distribution for two calendar years in a single Contract Year, DSC may apply. Amounts withdrawn to satisfy the required minimum distribution will reduce the free amount available for the Contract Year. We may modify or eliminate this right if there is any change to the Code or regulations regarding required minimum distributions, including guidance issued by the IRS.
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Amounts withdrawn to pay the annual maintenance fee or any transfer charge.
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Amounts payable as a death benefit upon the death of the Owner or the Annuitant, if applicable.
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Amounts applied to provide Annuity Payments under an annuity option.
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Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs).
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A surrender or withdrawal requested any time after the first Contract Anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.
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A surrender or withdrawal requested any time after the first Contract Anniversary and in the event that you are diagnosed with a terminal condition as described below.
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A surrender or withdrawal requested during the Acceleration Period if you have purchased Premier Protector.
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A surrender or withdrawal requested while the Enhanced Liquidity Option is effective.
Hospital and Medical Care or Terminal Condition Waiver
A surrender or withdrawal request made any time after the first Contract Anniversary due to the Owner’s confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Hospital and Medical Care Waiver). The request must be made while the Owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:
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prescribed by a licensed Physician in writing; and
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based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first Contract Anniversary in the event the Owner is diagnosed with a terminal condition will also not be subject to a DSC (Terminal Condition Waiver). A terminal condition for this purpose is a condition which:
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is diagnosed by a licensed Physician; and
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is expected to result in death within 12 months.
For purposes of these provisions, we must receive due proof, satisfactory to us, of the Owner’s confinement or terminal condition in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the Owner, the Annuitant or a member of either the Owner’s or the Annuitant’s immediate families.
If the Owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to hospital or medical care confinement or terminal condition will be based upon the Annuitant.
If the Owner, or Annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new Owner or Annuitant is eligible for these waivers.
The Hospital and Medical Care or Terminal Condition Waiver may not be available in every state and the provisions may vary based on the state where the contract is issued.
Base Contract Expense
We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly Annuity Payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that Annuitant lives or all Annuitants as a group live. This assures you that neither the Annuitant’s longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly Annuity Payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted daily during both the accumulation phase and the annuity phase of the contract.
Accumulation Phase. For assuming these risks, we make a deduction from the Variable Annuity Account during the accumulation phase equal to the daily equivalent of the annual percentage shown below:
For contracts with $1,000,000 or more in Net Purchase Payments: 0.65% of the Contract Value allocated to the Variable Annuity Account
For contracts with less than $1,000,000 in Net Purchase Payments: 0.75% of the Contract Value allocated to the Variable Annuity Account
Net Purchase Payments for purposes of determining the applicable charge percentage applied to the Variable Annuity Account are calculated at the following intervals described below.
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On the Contract Date. Purchase Payments posted after the Contract Date will not be considered until the next calendar quarter evaluation.
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On the last Business Day of each calendar quarter.

If any portion of the Contract Value is allocated to the Variable Annuity Account, you will receive a confirmation statement when an adjustment of the applicable mortality and expense risk charge percentage is triggered by the calculation of Net Purchase Payments. If a contract’s applicable charge is adjusted at the end of a calendar quarter, the percentage applies prospectively only. Mortality and expense risk charge adjustments are not applied retroactively to previous quarters.
Examples
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If Owner A purchases a contract with $500,000 in the first calendar quarter of the year, the applicable mortality and expense risk charge will be 0.75% of the Contract Values allocated to the Variable Annuity Account. If Owner A submits an additional purchase payment of $500,000 in the middle of the second calendar quarter, Owner A will continue to be charged a mortality and expense risk charge of 0.75% for the remainder of the second calendar quarter. On the last business day of the second calendar quarter, Owner A’s Net Purchase Payments will be calculated at $1,000,000 ($500,000 + $500,000). Because Owner A now has Net Purchase Payments of $1,000,000, Owner A will pay the lower mortality and expense risk charge of 0.65% starting on the first business day of the third calendar quarter. Owner A will continue to pay the 0.65% charge until the end of a calendar quarter where a withdrawal is taken from the contract that reduces the Net Purchase Payments below $1,000,000 or the contract is annuitized.
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If Owner B purchases a contract in the first calendar quarter of a year with $1,000,000, the applicable mortality and expense risk charge will be 0.65% of the Contract Values allocated to the Variable Annuity Account. If in the middle of the second calendar quarter Owner B requests a withdrawal of $100,000, Owner B will continue to be charged a mortality and expense risk charge of 0.65% for the remainder of the second calendar quarter. On the last business day of the second calendar quarter, Owner B’s Net Purchase Payments will be calculated at $900,000 ($1,000,000 - $100,000). Because Owner B now has Net Purchase Payments less than $1,000,000, Owner B will pay the higher mortality and expense risk charge of 0.75% starting on the first business day of the third calendar quarter. Owner B will continue to be assessed the 0.75% charge until the end of a calendar quarter where Owner B submits additional Purchase Payments increasing the Net Purchase Payments to $1,000,000 or greater or the contract is annuitized.
Annuity Payment Phase. During the annuity phase the annual rate is 1.20% of the Contract Value allocated to the Variable Annuity Account and is applied to all contracts, regardless of the value of Net Purchase Payments.
Administrative Charge
We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of Purchase Payments, forwarding amounts to the Portfolios for investment, the preparation and mailing of periodic reports and other services.
For providing these services we make a daily deduction from the Variable Annuity Account at the annual rate of 0.15% of the net asset value of the Variable Annuity Account. This charge is taken during both the accumulation phase and the annuity payment phase by the contract. Since the charge is taken from a contract on each Valuation Date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

Annual Maintenance Fee
We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $50 and it will be deducted on each Contract Anniversary and at surrender of the contract on a Pro-rata Basis from your accumulation value in the Variable Annuity Account. We waive this fee if the greater of your Purchase Payments, less withdrawals, or your Contract Value is $75,000 or more at each Contract Anniversary.
Optional Contract Rider Charges
If you elect one of the optional death benefits and/or the optional Enhanced Liquidity Option, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or “retained earnings” may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).
We reserve the right to change the current charges for optional contract riders that are issued in the future. Any changes in the charges will not exceed the maximum charges listed in the section of this Prospectus entitled “Contract Charges and Expenses — Other Optional Benefit Charges.” If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.
Premier Protector Death Benefit (Premier Protector or PPDB) Option — Charge
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If you purchase Premier Protector, we will deduct a charge on a quarterly basis for expenses related to this optional benefit. The annual Premier Protector charge is equal to 0.90% of the Premier Protector DB value. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the Premier Protector DB charge (0.225%) will be multiplied by the Premier Protector DB value on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Death Benefits — Optional Death Benefits” for details on how the Premier Protector DB value is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. Additionally, the charge does not apply during the Acceleration Period. See the section entitled “Death Benefits — Optional Death Benefit Riders” for details on the Acceleration Period. At rider termination, a portion of the charge for the period of time between the last quarterly charge and the date of termination will be deducted.
Return of Purchase Payments Death Benefit (ROPP DB) Option — Charge
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If you purchase the ROPP DB optional death benefit, we will deduct an ROPP DB charge on a quarterly basis for expenses related to this optional benefit. The annual rider charge is based on the issue age of the oldest Owner and will not change for the life of the Contract. If the Owner is not a natural person, the Annuitant will be treated as the Owner for the purposes of determining the rider charge. The annual ROPP DB charge is equal to 0.15% (0.40% for ages 71-80) of the ROPP DB. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the ROPP DB charge (0.0375%, 0.1% for ages 71-80) will be multiplied by the ROPP DB on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account, Indexed Accounts and Guaranteed Interest Accounts. See the section of this Prospectus entitled “Death Benefits — Optional Death

Benefit Riders” for details on how the ROPP DB is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
Enhanced Liquidity Option — Charge
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If you purchase the Enhanced Liquidity Option, we will deduct a charge on a quarterly basis for expenses related to this optional benefit. The annual Enhanced Liquidity Option charge is 0.45%. Beginning three months after the Rider Effective Date, and every three months thereafter, unless otherwise terminated, an amount equal to one quarter of the annual rider charge (0.1125%) will be multiplied by the Contract Value and deducted on a proportional basis from Contract Values allocated to the Variable Account, Guaranteed Interest Accounts, and the Indexed Accounts. Before electing this optional rider, please consider whether you value the flexibility to take large withdrawals, or surrender the Contract, without being assessed a deferred sales charge during the 5-year deferred sales charge period. See the section entitled “Other Optional Benefit Riders” for a description of the benefits, limitations, and restrictions of the Enhanced Liquidity Option.
Premium Taxes
Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.
Transfer Charges
There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Underlying Portfolio Charges
There are deductions from and expenses paid out of the assets of the Portfolio companies that are described in the prospectuses of those Portfolios.
Commissions
Commissions paid to broker-dealers, and indirectly to registered representatives will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued. Subject to these factors, broker-dealers are typically paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or “trail”) commission calculated as a percentage of Contract Value, or a combination of both. The maximum front-end base commission is 8.00% of Purchase Payments. We do not pay any additional compensation on the sale or exercise of any of the contract’s optional benefit riders offered.

Description of the Contract
Your Contract may be used in connection with certain employer sponsored retirement plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any employer sponsored retirement plan or individual retirement annuities. The Contract provides for a Variable Annuity or a Fixed Annuity to begin at some future date.
You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the Contract to you. We currently require each Owner and Annuitant to be 85 years old or less at the time the Contract is issued. In some states you may be able to purchase the Contract through an automated electronic transmission process. Ask your representative about availability and details.
Ownership, Annuitants, and Beneficiaries
Owner
You, as the Owner, have all the rights under the contract, both before and after the Annuity Commencement Date. The Owner is designated on the Contract Date. You may change the Owner at any time, but the new Owner must meet our issue requirements in effect on the date we receive your written request to change the Owner. If the Owner, who is not also the Annuitant, dies on or after the Annuity Commencement Date, the beneficiary will become the new Owner.
Qualified Contracts can only have one Owner. Non-Qualified Contracts can be owned by up to two natural Owners. If a contract has Joint Owners, the Joint Owners have equal ownership rights and both must authorize any exercising of those ownership rights unless otherwise permitted by us.
Annuitant
The Annuitant is the natural person(s) upon whose life Annuity Payment benefits will be determined under the contract. The Annuitant’s life may also be used to determine the value of death benefits and to determine the Maturity Date. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Commencement Date, but you cannot change the Annuitant if the Owner is not a natural person, such as a trust, corporation or similar entity. If the Annuitant is not the Owner and dies prior to the Annuity Commencement Date, the Owner may name a new Annuitant if the Owner is a natural person. If a new Annuitant is not named, the youngest Owner will become the Annuitant. If the Owner is not a natural person and the Annuitant dies prior to the Annuity Commencement Date, the death will be treated as the death of the Owner, as further described in the section of this Prospectus entitled “Death Benefits”.
You may name a joint Annuitant, whose life, together with the Annuitant’s, Annuity Payment benefits will be determined under the contract.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For more information, please see the section of this Prospectus entitled ‘Death Benefits’. You should consult your financial professional for assistance in designating and changing Owners and Annuitants.

Beneficiary
The person, persons or entity designated by you to receive any death benefit proceeds payable on the death of any Owner prior to the Annuity Commencement Date; or to receive any remaining Annuity Payments payable on the death of the Annuitant after the Annuity Commencement Date. The beneficiary will be the first person on the following list who is alive on the date of death: a surviving Owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, your estate.
If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.
1035 Exchanges or Replacements
If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a “Section 1035 Exchange” or “Replacement”, it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see “Federal Tax Status — Section 1035 Exchanges.”
Purchase Payment Allocation Options
Your Purchase Payments may be allocated to a Portfolio of the Variable Annuity Account, the Indexed Accounts or to the DCA Fixed Account. Please note, if you elect the Premier Protector Death Benefit, you may not allocate Purchase Payments or transfers to the Indexed Accounts. There is no minimum amount which must be allocated to any of the allocation options. You may only allocate your Purchase Payments or Contract Value to the Fixed Account after you have elected to begin Fixed Annuity Payments, or after electing death benefit acceleration under the Premier Protector Death Benefit.
Please see the section titled “Indexed Accounts — Allocation Options” below for specific details regarding initial and subsequent Purchase Payments involving the Indexed Accounts.
Indexed Accounts — Allocation Options
You may allocate all or a portion of your initial Purchase Payment to the Indexed Accounts.
Subsequent Purchase Payments made on a Contract Anniversary will be allocated to the Indexed Accounts as you direct. Subsequent Purchase Payments made on a date that is not a Contract Anniversary will be allocated to the Interim Account, and will be automatically transferred to the Indexed Accounts on the next Contract Anniversary, as described in the “Transfers” section below.
You may allocate purchase payments to the following Indexed Accounts:
Barclays All Caps Trailblazer 5 Index: The Barclays All Caps Trailblazer 5 Index aims to select a portfolio that has the highest expected return without exceeding a specified level of risk. Eligible index components include ETFs that provide exposure to large, mid and small capitalization U.S. stocks and U.S. government bonds with short, mid and long-term durations. In certain circumstances, the index may also notionally invest in non-interest bearing cash.

S&P 500 Index: The S&P 500® Index is a market capitalization-weighted index of 500 common stocks traded on every major U.S. Stock Exchange. This index includes 500 of the top companies in leading industries of the U.S. economy.
SG Climate Prepared Index: The SG Climate Prepared Index uses the company Entelligent, Inc’s Smart Climate® model, which seeks to predict profitability and share price performance under different climate scenarios. This model is distilled into an “E-Score®” that ranks each company in the S&P 500 by climate risk preparedness. The index is designed to provide synthetic exposure to the performance of two underlying indices: one of which tracks a basket of stocks and the second tracks US Treasury bond futures. The index starts by excluding certain stocks based on several criteria and selecting stocks with the best E-Scores, representing the top-rated half of the remaining investment universe whose profits are least at risk from climate change according to the model. Then, according to observed market signals measuring the change in interest rates, the index systematically allocates into and out of the bond index. Finally, a daily volatility control mechanism aims to protect the index during periods of market volatility.
Interests in the Indexed Accounts have not been registered with the SEC. Minnesota Life believes that there are, among other things, sufficient insurance elements and guarantees with respect to interests in the Indexed Accounts to qualify for an exemption from registration under the federal securities laws under Section 3(a)(8) of the Securities Act of 1933. Also, with respect to the Indexed Accounts, the Contract is in compliance with the conditions set forth in Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act.
Focused Portfolio Strategies or Models
Minnesota Life makes available to Owners at no additional charge five diversified Model Portfolios called “Focused Portfolio Strategies or Models” (“Model Portfolios”) that range from conservative to aggressive in investment style. These Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. Owners are not required to select the Model Portfolios.
Securian Financial Services, Inc. (“Securian Financial”), a broker-dealer, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. Securian Financial is not a registered investment adviser and there is no investment advisory relationship between Securian Financial and Owners. You should not rely on the Model Portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.
The following is a brief description of the five Model Portfolios currently available. Your financial representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.
Aggressive Growth Portfolio
The Aggressive Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

Growth Portfolio
The Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.
Conservative Growth Portfolio
The Conservative Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.
Income and Growth Portfolio
The Income and Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.
Income Portfolio
The Income Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.
The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a “static” allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio’s allocation is changed. You must instruct us to change the allocation.
Transfers
Values may be transferred between or among the Portfolios of the Variable Annuity Account. You may effect transfers or change allocation of future Purchase Payments by written request or by any other method we make available. We will make the transfer on the basis of Accumulation Unit Values next determined after receipt of your request at our home office. In order to receive the current day pricing, transfer requests must be received by 3:00 p.m. (Central Time).
You may not transfer into the DCA Fixed Account. Only new Purchase Payments may be allocated to the DCA Fixed Account. You also may not transfer into the Fixed Account. Contract Value will only be allocated to the Fixed Account after you have elected a Fixed Annuity, or during the Acceleration Period under the Premier Protector Death Benefit. You also may not transfer into the Interim Account. Contract Value will only be allocated to the Interim Account if you make a Purchase Payment directed to an Indexed Account on a date that is not a Contract Anniversary. Lastly, you may not transfer into the Indexed Accounts if you have elected the Premier Protector rider.
Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require

Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.
There is generally no dollar amount limitation on transfers. (Additional limitations apply in the case of systematic transfer arrangements. See “Systematic Transfer Arrangements”.)
No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.
Indexed Accounts — Transfers
Transfers from the Variable Account into the Indexed Accounts may be requested within 30 days before a Contract Anniversary. If we receive the Written Request within 30 days prior to a Contract Anniversary, the transfer will be made effective on the next following Contract Anniversary, or if the date we receive your transfer request is a Contract Anniversary, as of the Contract Anniversary. Values requested to be transferred to an Indexed Account from a Sub-Account will remain invested in the Sub-Account until the Contract Anniversary as of which the transfer request becomes effective. If a transfer request is submitted prior to 30 days before the Contract Anniversary, it will be deemed not in good order and will not be processed.
Transfers from an Indexed Account to a Sub-Account of the Variable Account may only be requested within 30 days before a Contract Anniversary or within 21 days following a Contract Anniversary. Transfers will be made effective on the date we receive your Written Request, if we receive your Written Request no later than 21 days following a Contract Anniversary date. If we receive the Written Request within 30 days prior to a Contract Anniversary, the transfer will be made effective on the next following Contract Anniversary, or if the date we receive your transfer request is a Contract Anniversary, as of the Contract Anniversary. If a transfer request is submitted prior to 30 days before the Contract Anniversary, it will be deemed not in good order and will not be processed.
Transfers from one Indexed Account to another Indexed Account may only be requested within 30 days before a Contract Anniversary or within 21 days following a Contract Anniversary. Transfers will be made effective on the most recent Contract Anniversary date, if we receive your Written Request no later than 21 days following a Contract Anniversary date. If we receive the Written Request within 30 days prior to a Contract Anniversary, the transfer will be made effective on the next following Contract Anniversary, or if the date we receive your transfer request is a Contract Anniversary, as of the Contract Anniversary. Any interest or Index Credits that may apply on that Contract Anniversary will be based on the respective account values immediately prior to the transfer.
On each Contract Anniversary, any values in the Interim Account will be automatically transferred out of the Interim Account. Unless otherwise instructed by you, the transfer will be allocated to the Indexed Accounts according to your most recent allocation election. No other transfers may be made to or from the Interim Account.
Please Note: we reserve the right to limit transfers out of the Indexed Accounts to the greater of: (a) 20% of the sum of values in the Indexed Accounts at the time of the transfer; or (b) $2,000.

Market Timing and Disruptive Trading
This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term Owners invested in affected Portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected Portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.
We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.
We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more Owners is or would be to the disadvantage of other Owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying Portfolio attributable to transfers in your contract. We will consider one or more of the following factors:
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the dollar amount of the transfer(s);
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whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
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whether an underlying Portfolio has requested that we look into identified unusual or frequent activity in a Portfolio;
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the number of transfers in the previous calendar quarter;
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whether the transfers during a quarter constitute more than two “round trips” in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.
In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.
In addition to our market timing procedures, the underlying Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Portfolios.
None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.
Speculative Investing
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.
Systematic Transfer Arrangements
We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options: (1) regular Dollar Cost Averaging (“DCA”) and (2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If the transaction is after annuitization, the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it’s a weekend or holiday, it will be processed on the next Valuation Date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single Contract Year described above.
Automatic Portfolio Rebalancing
Rebalancing is a technique where you instruct us to re-allocate specific Portfolios periodically to a predetermined percentage. We will re-allocate your Portfolios based on the designated date, frequency and percentage instructions you provide to us.
Rebalancing will not affect your allocation of future Purchase Payments and is not limited to a maximum or minimum number of Portfolios.
If you elect a Variable Annuity, you may instruct us to rebalance the variable Sub-Accounts. Rebalancing is not available for any portion that is a Fixed Annuity.
Dollar Cost Averaging
Dollar Cost Averaging (“DCA”) is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market’s volatility in your Sub-Account.

For the “regular” DCA, you must tell us the Sub-Accounts in your Contract that you wish to transfer amounts out of as well as the Sub-Accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month).
Your “regular” DCA instructions will remain active until the Sub-Account is depleted in the absence of specific instructions otherwise. DCA will not affect your allocation of future Purchase Payments, is not limited to a maximum or minimum number of Portfolios, and is not available after you annuitize.
DCA Fixed Account Option
The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new Purchase Payments to the contract — you may not transfer into it from other investment options.
Amounts allocated to the DCA Fixed Account will be held in a Fixed Account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a Purchase Payment is allocated to the DCA Fixed Account, a portion of the amount will be systematically transferred over an established period of time (currently either 6 months or 12 months) to Sub-Accounts of the Variable Annuity Account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.
Each month thereafter a portion of the allocated Purchase Payment will be transferred to the designated Sub-Accounts until the DCA Fixed Account has been depleted. In the event you allocate additional Purchase Payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate Purchase Payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.
The DCA Fixed Account is not available with Automatic Purchase Plans. If your allocation plan requires automatic rebalancing, only Contract Value in the variable Sub-Accounts will be rebalanced.
If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the Sub-Accounts you elected as of the Valuation Date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market Sub-Account.
The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our General Account. To the extent permitted by law we reserve the right at any time to stop accepting new Purchase Payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:
DCA Fixed Account Example
Transaction Date	Transaction	DCA Fixed Account Before Activity	Purchase Payments Allocated to DCA Fixed Account	Transfer to Selected Sub- Accounts	DCA Fixed Account After Activity
June 1	Purchase Payment	—	20,000.00	—	20,000.00
July 1	Monthly Transfer	20,032.58	—	1,669.38 (=20,032.58/12)	18,363.20
August 1	Monthly Transfer	18,394.11	—	1,672.19 (=18,394.11/11)	16,721.92
August 15	Purchase Payment	16,734.63	10,000.00	—	26,734.63
September 1	Monthly Transfer	26,759.30	—	2,675.93 (=26,759.30/10)	24,083.37
To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase Payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.
On July 1, one month after the first Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.
On August 1, two months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub- Accounts you previously selected.
On August 15, the value of the DCA Fixed Account is $16,734.63. An additional Purchase Payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional Purchase Payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.
On September 1, three months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable Sub- Accounts you previously selected.
This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.
The General Account
The interests of Owners arising from the allocation of Purchase Payments or the transfer of Contract Values to our General Account (including the Indexed Accounts, Interim Account, Fixed Account and the DCA Fixed Account) are not registered under the Securities Act of 1933, nor is it registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to it. Disclosures relating to interests in that option however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.
The guaranteed interest rate on new amounts allocated to the Guaranteed Interest Accounts is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract.
Any Contract Value you apply to Fixed Annuity Payments becomes part of our General Account.
Minnesota Life reserves the right to defer payment of amounts withdrawn from the General Account (including the Fixed Account and DCA Fixed Account) for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract).
Modification and Termination of the Contract
Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect your rights under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.
The contract permits us to cancel your contract, and pay you its Contract Value if:
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no Purchase Payments are made for a period of two or more full Contract Years, and
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the total Purchase Payments made, less any withdrawals and associated charges, are less than $2,000, and
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the Contract Value of the contract is less than $2,000.
We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the Contract Anniversary unless we receive an additional Purchase Payment before the end of that ninety day period. We will not terminate your contract solely because of poor Sub-Account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.
Changes to the Separate Account — Additions, Deletions or Substitutions
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Annuity Account. If an investment in a Portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Portfolio. Substitution may be with respect to existing accumulation values, future Purchase Payments or future Annuity Payments.
We also reserve the right to add, combine or remove any Sub-Accounts of the Variable Annuity Account. Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the Sub-Accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing Owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Owners, and to combine the Variable Annuity Account with one or more of our other Separate Accounts.
The Portfolios serve as the underlying investment medium for amounts invested in life insurance company Separate Accounts funding both variable life insurance policies and Variable Annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and Variable Annuity contracts to invest in the Portfolio at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor Minnesota Life currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy Owners and Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio’s Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy Owners or Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.
Assignment
If the contract is sold in connection with a tax-qualified program (including individual retirement annuities), then:
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your interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and
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to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.
If the contract is not issued in connection with a tax-qualified program, any person’s interest in the contract may be assigned. You should discuss the tax consequences with your tax advisor.
We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.
Deferment of Payment
We will make all payments (including withdrawals, surrenders, and Annuity Payments) and transfers within seven days after the date the transaction request is received by us in good order, unless the payment or transfer is postponed for:
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any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the SEC;

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any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or
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other periods as permitted or ordered by the SEC for the protection of the Owners.
See the section entitled “The General Account” for additional restrictions on withdrawals from the General Account.
Confirmation Statements and Reports
You will receive confirmation statements of any unscheduled Purchase Payment, transfer, withdrawal, surrender, or payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of Accumulation Units in your contract, current value of those units and the contract’s total value. Scheduled transactions such as systematic withdrawals, Automatic Purchase Plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the Indexed Accounts and Guaranteed Interest Accounts.
Material Contract Variations by State
State	Rider or Feature	Availability or Variation
California	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in California.
Connecticut	Premier Protector Death Benefit Option	There is no one year waiting period required in Connecticut for purposes of determining benefit eligibility.
Florida	Premier Protector Death Benefit Option	There is no one year waiting period and no elimination period for terminal illness required in Florida for purposes of determining benefit eligibility.
Kansas	Premier Protector Death Benefit Option	Terminal illness is defined as a diagnosis expected to result in death within 24 months.
Massachusetts	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in Massachusetts
Missouri	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in Missouri.
Montana	Annuitization Rates	The contract is issued on a unisex basis and all annuitization rates will be calculated on a unisex basis.
New Jersey	Premier Protector Death Benefit Option	In New Jersey, the maximum increase value is limited to 200% of Purchase Payments adjusted dollar-for-dollar by withdrawals.
Texas	Premier Protector Death Benefit Option
In Texas, the one year waiting period only applies for purposes of determining whether the definition of chronic illness has been met, not terminal illness. In addition, the elimination period only applies for purposes of determining eligibility under the definition of chronic illness, not terminal illness.

State	Rider or Feature	Availability or Variation
Virginia	Premier Protector Death Benefit Option	In Virginia, the Premier Protector Death Benefit Option is called Premier Protector Death Benefit with Enhanced Surrender Value.
Washington	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in Washington.
Annuitization Benefits and Options
Annuity Payments
When you elect Annuity Payments to commence, or annuitize, you elect to convert your Contract Value into a stream of payments. This is sometimes referred to as the “payout” phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your Contract Value will be reduced by the amount you annuitize. If you choose a partial annuitization in a Non-Qualified Contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract.
Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Code is unclear. Values will be allocated at your direction to our Fixed Account for purposes of providing a Fixed Annuity Payment and to the Sub-Accounts of the Variable Annuity Account for purposes of providing Variable Annuity Payments. You also need to elect an annuity option, which is described below. Annuity Payments will be made to you, unless you designate another payee acceptable to us, and you will receive tax reporting on those payments.
If you choose a variable annuitization, Annuity Payments are determined by several factors (subject to applicable state law):
a)
the Assumed Investment Return (AIR) and mortality table specified in the contract,
b)
the age and gender of the Annuitant and any joint Annuitant,
c)
the type of Annuity Payment option you select, and
d)
the investment performance of the Portfolios you select.
The amount of the Variable Annuity Payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The Owner will receive the value of a fixed number of Annuity Units each month. The value of those units, and thus the amounts of the monthly Annuity Payments will, however, reflect investment gains and losses and investment income of the Portfolios. In other words, the Annuity Payments will vary with the investment experience of the assets of the Portfolios you select. The dollar amount of payment determined for each Sub-Account will be aggregated for purposes of making payments.
When your contract is annuitized, any death benefit is terminated and you are no longer eligible for any death benefit(s) or other optional benefit if elected under the contract. However, your beneficiaries may be entitled to any remaining Annuity Payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Electing the Retirement Date and Annuity Option
You may elect to begin Annuity Payments immediately or at a future date you specify. If you do not elect to begin Annuity Payments, Annuity Payments will begin on the Annuity Commencement Date. You may request a change in the Annuity Commencement Date at any time before the Maturity Date. You must notify us in writing at least 30 days before Annuity Payments are to begin. Under the contract, if you do not make an election for an Annuity Commencement Date, Annuity Payments will begin automatically on the Maturity Date. The Maturity Date is the first of the month on or after the 100th birthday of the oldest Annuitant. Consult your contract for the date applicable to you.
The contract permits an Annuity Payment to begin on the first day of any month. The minimum first Annuity Payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first Annuity Payment would be less than our rules then in effect, we may fulfill our obligation by paying in a single sum the surrender value of the contract. Alternatively, we may change the payment frequency to meet our minimum payment requirements. We currently require each Annuity Payment to be at least $50, which we may change in our sole discretion. The maximum amount which may be applied to provide a Fixed Annuity under the contract without our prior consent is $2,000,000.
Annuity Options
The contract provides for three annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a Variable Annuity or a Fixed Annuity basis, or a combination of the two. We may make other annuity options available on request. If a period certain annuity option is available and elected by you, at any time prior to the Annuitant’s death, you may elect to withdraw the Commuted Value of any portion of the remaining Annuity Payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the Fixed Account.
If you fail to elect an annuity option a Variable Annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.
Option 1 — Life Annuity This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant and it terminates with the last scheduled payment preceding the death of the Annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment, two if the Annuitant died before the due date of the third Annuity Payment, etc. Once this Annuity Payment option is elected, no further withdrawals of Contract Value is permitted.
Option 2 — Life Annuity with a Period Certain of 120 Months (Option 2A), 180 Months (Option 2B), or 240 Months (Option 2C) This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant, with the guarantee that if the Annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

Option 3 — Joint and Last Survivor Annuity This is an Annuity Payment option which is payable monthly during the joint lifetime of the Annuitant and a designated joint Annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitants both died prior to the due date of the second Annuity Payment, two if they died before the due date of the third Annuity Payment, etc. Once this Annuity Payment option is elected, no further withdrawals of Contract Value is permitted.
Transfers after you have Annuitized your Contract
After you annuitize, we hold amounts as “reserves” for our obligations to make Annuity Payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a Sub-Account of the Variable Annuity Account, then the amount of your Annuity Payments will vary with the performance of that Sub-Account. Amounts held as annuity reserves may be transferred among the Sub-Accounts as elected by you.
There are restrictions to such a transfer:
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We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the Annuity Payment subject to the transfer. A transfer request received less than 3 days prior to the Annuity Payment due date will be made as of the next Annuity Payment due date.
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Your transfer must be for the lesser of $1,000 or the entire reserve amount in the applicable Sub-Account.
Upon request, we will provide you with annuity reserve amount information by Sub-Account.
A transfer will be made on the basis of Annuity Unit values. The number of Annuity Units being transferred from the Sub-Account will be converted to a number of Annuity Units in the new Sub-Account. The Annuity Payment option will remain the same and cannot be changed. After this conversion, a number of Annuity Units in the new Sub-Account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of Annuity Units will be set at the number of units which are needed to pay that same amount on the transfer date.
Amounts held as reserves to pay a Variable Annuity may not be transferred to a Fixed Annuity, and amounts held as reserves to pay a Fixed Annuity may not be transferred to a Variable Annuity, during the annuity payment phase.
When we receive a request to make transfers of annuity reserves it will be effective for future Annuity Payments.
Benefits
The following table provides information regarding the benefits available with your contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable; and (5) a brief description of any restrictions or limitations associated with the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Premier Protector Death Benefit
Provides for a
death benefit equal
to the greater of the
Highest
Anniversary Value,
or the 4% Increase
Value. Death
benefit value may
also be accelerated
in the event the
Owner or
Annuitant, in the
case of non-natural
ownership, meets
eligibility criteria.
		Optional	0.90% (as a percentage of the Premier Protector Death Benefit value)
If you elect the
Premier Protector
Death Benefit, you
may not invest in
the Indexed
Accounts.May not
be elected with the
Return of Purchase
Payments Death
Benefit.Withdrawals
taken while
owning the
Premier Protector
Death Benefit
Option will reduce
the Highest
Anniversary Value
and the 4%
Increase Value on a
Pro-rata Basis at
the time of the
withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payments Death Benefit
Provides for a
death benefit equal
to the sum of
Purchase Payments
adjusted on a
Pro-rata Basis for
any amounts
previously
withdrawn. If the
ROPP DB is
greater than the
Contract Value, the
difference will be
paid as an
additional benefit.
		Optional	0.15% for ages 70 and under at issue and 0.40% for ages 71-75 at issue (as a percentage of the Return of Purchase Payments Death Benefit)
May not be elected
with the Premier
Protector Death
Benefit.Withdrawals
taken while
owning the Return
of Purchase
Payments Death
Benefit rider will
reduce the sum of
Purchase Payments
on a Pro-rata Basis
at the time of the
Withdrawal. This
method of
calculating
reductions could
reduce the
relevant rider
benefit values
significantly and
by substantially
more than the
actual amount of
the withdrawal.

Enhanced Liquidity Option	Waives any deferred sales charge on withdrawals or surrender for the life of the rider	Optional	0.45% (as a percentage of the Contract value)	May only be terminated on a date we receive written notice from you, provided such date is after all deferred sales charges in the Contract have expired.
Death Benefits
Before Annuity Payments Begin
If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us.
The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Interest Accounts, Indexed Accounts and/or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. However, amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:
(a)
the Contract Value; or
(b)
the total GMSV for the Indexed Accounts plus the Contract Values of the Variable Sub-Accounts and Guaranteed Interest Accounts; or
(c)
if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section entitled “Optional Death Benefit Riders” for details of this calculation.)
Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government money market Sub-Account.
Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer.
We reserve the right to limit the death benefit to that of the contract in lieu of any other enhanced death benefit value payable if we receive proof of death more than one year after the date of death.
Surviving Spouse Option
If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, there may be an adjustment to the Contract Value in the form of a death benefit.
Beneficiary other than the Surviving Spouse
If the designated beneficiary is a person other than the Owner’s spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as Annuity Payments begin no later than one year after the death, or (2) take the entire value in the contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the Owner.
Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code.
Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the Beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the Beneficiary's lifetime after the death of the Owner, Annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.
Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the Section of this Prospectus entitled “Optional Death Benefit Riders” for details.
If death occurs before Annuity Payments begin:
If:	Then:
The Owner dies; and •there is a surviving Joint Owner; and •the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and •there is no Joint Owner; and •the Annuitant is either living or deceased.	The designated beneficiary receives the death benefit
The Owner dies; and •there is no Joint Owner and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Owner); and •the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and •Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and •the Owner is not a natural person, such as a trust	The designated beneficiary receives the death benefit
The Annuitant dies; and •the Owner is not a natural person, such as a trust; and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefit Riders
At the time you purchase your contract, you may elect optional death benefits. You must be 70 years old or less in order to elect Premier Protector DB. You must be 80 years old or less in order to elect ROPP. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See “Optional Contract Rider Charges” for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial professional before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.
The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.
Optional Death Benefit Riders	Optional Death Benefit Riders it may be Elected With
Premier Protector DB	None
ROPP	None
After the first Contract Anniversary following the effective date of the optional death benefit rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or death benefit. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit.
Premier Protector Death Benefit Option
The Premier Protector DB death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. The death benefit value may be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets the eligibility requirements as described below.
Before electing this optional death benefit, you should consider the following:
•
This death benefit is not long term care or nursing home insurance.
•
This death benefit may not be elected if, at the time of application, either Owner (or Annuitant in the case of an Owner who is not a natural person):
a)
Cannot perform all of the Activities of Daily Living; or
b)
Is confined to a nursing home or skilled nursing facility.
•
The death benefit may not be accelerated during the one year period following contract issue.
•
Withdrawals or surrender of Contract Value during the acceleration period will be subject to taxation in the same manner as any other withdrawal. You may wish to consult your tax advisor before electing to accelerate your benefit.
Premier Protector Death Benefit Value
The value of the Premier Protector Death Benefit is the greater of the (a) Highest Anniversary Value and the (b) the 4% Increase Value.
The Highest Anniversary Value and 4% Increase Value will continue to increase until the earlier of the following:
(a)
the date we receive due proof of death;
(b)
the date the acceleration period begins; or
(c)
the Last Increase Date which is the Contract Anniversary on or following the 85th birthday of the oldest Owner or the oldest Annuitant, in the case of an Owner who is not a natural person.
The initial Highest Anniversary Value is equal to the Purchase Payments received on the Rider Effective Date.
During each Contract Year, prior to and including the Last Increase Date, the Highest Anniversary Value will increase by any Purchase Payments received.
On every subsequent Contract Anniversary, prior to and including the Last Increase Date, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value.
The initial 4% Increase Value is equal to the Purchase Payments received on the Rider Effective Date.
The 4% Increase Value is increased by any additional Purchase Payments received and accumulated for interest at 4% to the Last Increase Date.

Any withdrawal and associated charges will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal.
We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death.
Acceleration Feature of Premier Protector DB
The Premier Protector DB provides the ability to accelerate the death benefit if the Owner, or the Annuitant if the Owner is not a natural person, meets certain eligibility requirements. In order to be eligible for the accelerated death benefit, the Owner, or the Annuitant if the Owner is not a natural person, must be certified by a licensed health care practitioner as meeting the definition of Chronic Illness or Terminal Illness as described below:
—
Chronic Illness is a permanent condition where the individual is:
•
Unable to perform, without substantial assistance from another person, at least two Activities of Daily Living due to loss of functional capacity; or
•
Requires substantial supervision to protect the individual from threats to health and safety due to severe cognitive impairment.
—
Terminal Illness is a diagnosis expected to result in death within 12 months.
Once we receive due proof of benefit eligibility and benefit election, the acceleration period of the Premier Protector DB begins. The acceleration period ends when the Premier Protector DB is terminated. A waiting period of one year starting on the Rider Effective Date along with a 90 day elimination period, that can run concurrently with the waiting period, must be satisfied prior to any accelerated death benefits being paid.
The value of the Premier Protector DB will be determined as of the day we receive due proof of benefit eligibility and benefit election. If the date we receive due proof of benefit eligibility and benefit election is not a Valuation Date, the Premier Protector DB will be determined at the next Valuation Date. Any amounts in excess of the Contract Value will be paid as a death benefit adjustment and added to the Contract Value.
Once the acceleration feature of the Premier Protector DB is triggered, the Contract Value will be transferred into the Fixed Account. Transfers out of the Fixed Account into Sub-Accounts are not permitted during the acceleration period. Any withdrawals or surrender from the Fixed Account will not be subject to a Deferred Sales Charge.
Once acceleration of the Premier Protector DB Benefit is elected, it cannot be cancelled. No additional Purchase Payments may be made and no additional rider charges will be deducted.
During the acceleration period the death benefit provided by this rider is the Contract Value, which is the remaining value in the Fixed Account.
Premier Protector DB Termination
If prior to the acceleration period, the rider will automatically terminate at the earliest of:
(a)
the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person);
(b)
termination or surrender of the contract;

(c)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
(d)
the Contract Value equals zero; or
(e)
the date of an ownership change or assignment under the contract unless:
•
the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or
•
the assignment is for the purposes of effectuating a 1035 exchange of the contract.
If during the acceleration period, the rider will automatically terminate at the earliest of:
(a)
the date we receive due proof of death of any remaining Owner who satisfied Accelerated Benefit Eligibility;
(b)
the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person;
(c)
termination or surrender of the contract;
(d)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
(e)
the Contract Value equals zero; or
(f)
the date of an ownership change or assignment under the contract unless:
•
the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or the assignment is for the purposes of effectuating a 1035 exchange of the contract.
See Appendix D for examples of how this option works.
Return of Purchase Payments Death Benefit (ROPP DB) Option
The Return of Purchase Payments Death Benefit option provides for a death benefit equal to the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn. If the ROPP DB is greater than the Contract Value, the difference will be paid as an additional death benefit.
The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death at our home office. Any amounts due in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Accounts, Indexed Accounts and Sub-Accounts of the Variable Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated in fulfillment of the death benefit provisions of the contract.
If there are values remaining in a DCA Fixed Account option as of the date we are notified of a death, all remaining amounts in the DCA Fixed Account on the date we are notified will be transferred in a lump sum to the government money market Sub-Account.

From the date the death benefit adjustment is determined until complete distribution is made, any amount in the Variable Account will remain allocated to the Sub-Accounts and the value will fluctuate with the performance of the Sub-Accounts. This risk is borne by the Beneficiary.
We reserve the right to limit the death benefit to that of the base contract in lieu of any other enhanced death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.
This death benefit option will terminate on the earliest of:
•
the payment of all death benefits available under the Contract or optional death benefit riders;
•
termination or surrender of the Contract;
•
the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;
•
the Contract Value equals zero; or
•
the date of an ownership change or assignment under the Contract unless: (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.
See Appendix E for examples of how this optional death benefit works.
Other Optional Benefit Riders
At the time you purchase your Contract, you may elect the Enhanced Liquidity Option rider. This rider waives any deferred sales charge on withdrawals or surrender for the life of the rider. The Enhanced Liquidity rider must be elected at the time you purchase your Contract and may only be terminated on a date we receive written notice from you, provided such date is after all deferred sales charges in your Contract have expired. The annual charge for the rider is 0.45%.
The Enhanced Liquidity Option offers greater liquidity during the deferred sales charge period. You pay a charge for the life of the rider in exchange for greater liquidity. The Enhanced Liquidity Option may be more appropriate for someone who values the flexibility to surrender the Contract or withdraw Contract Value in excess of the “free amount” without a deferred sales charge five (5) years after making a Purchase Payment and is willing to pay a charge for this flexibility. Purchasing the Contract without the Enhanced Liquidity Option may be more appropriate for someone who does not value the flexibility to take withdrawals in excess of the “free amount”, or surrender the Contract, without being assessed a deferred sales charge during the deferred surrender charge period.
The rider will automatically terminate at the earliest of:
(a)
the payment of all death benefits available under the contract and/or any attached riders; or
(b)
termination or surrender of the Contract; or
(c)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

(d)
the Contract Value equals zero; or
(e)
the date on which we receive written notice from you to terminate the rider, provided such date is after all deferred sales charges in your Contract have expired.
The rider cannot be terminated prior to the earliest of the above dates.
Upon termination of this rider, the benefits and charges within this rider will terminate. We reserve the right to deduct a proportionate amount of the rider charge upon termination of this rider or surrender of the Contract.
Purchase Payments
You choose when to make Purchase Payments. Your initial Purchase Payment must be at least equal to the following and must be in U.S. dollars:
$25,000 for Qualified and Non-Qualified Contracts
We may reduce the initial Purchase Payment requirement if you purchase this contract through a 1035 exchange or qualified retirement plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial Purchase Payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial Purchase Payment requirement due to market conditions.
You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to employer sponsored retirement plans or Qualified Contracts. Be sure to review your employer sponsored retirement plan’s or your Qualified Contract’s contribution rules, applicable to your situation. We will return your initial payment or any subsequent payment within five business days if:
(1)
your application or instructions fail to specify which Portfolios you desire, or is otherwise incomplete, or
(2)
you do not consent to our retention of your payment until the application or instructions are made complete and in “good order.”
i.
For example, you may request that Minnesota Life hold any amounts received, in a non-interest bearing account, and delay issuing the Contract until the full initial Purchase Payment is received. This election eliminates the possibility of a particular source of funds being allocated to the Indexed Accounts, and subsequent receipt from another source being allocated to the Interim Account.
ii.
Purchase Payments subsequent to your initial payment must be at least $500 regardless of whether it is a Qualified or Non-Qualified Contract. Total Purchase Payments may not exceed $2,000,000 for the benefit of the same Owner or Annuitant except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional Purchase Payments will not be accepted while either the Owner or Joint Owner qualifies under the hospital and medical care or terminal condition provisions for the waiver of any deferred sales charges.
In addition, we reserve the right to refuse to accept additional Purchase Payments at any time on or after the Contract Date for any reason. We reserve the right to refuse an individual Purchase Payment if appropriate under our policies related to anti-money laundering or stranger owned contracts. Upon advance written notice, we may also exercise our rights under the contract or optional riders to limit or discontinue acceptance of all future Purchase Payments. This means that if we exercise these rights, you will not be able to make additional Purchase Payments and therefore will no longer be able to increase your Contract Value through additional Purchase Payments to the contract. Any guaranteed or optional benefits you may have elected and which are determined by the amount of Purchase Payments will also no longer be able to be increased through any additional Purchase Payments to the contract. You should consider these Purchase Payment limitations, and all other limitations in this contract, and how they may impact your long-term investment plans, especially if you intend on making additional Purchase Payments over a long period of time.
If we exercise these rights, there will be no impact to Purchase Payments received prior to the effective date of the limitation or to benefits already accrued in the contract and/or optional riders. We will apply these limitations in a non-discriminatory manner.
If your contract was issued in the State of Florida, future Purchase Payments may not be limited beyond the minimum and maximum Purchase Payments stated in the contract or optional rider.
Automatic Purchase Plan
If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent Purchase Payment amount is reduced to $100. You may elect Purchase Payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a Valuation Date, for example because it’s a holiday or weekend, the transaction will be processed on the next Valuation Date. An APP is not available if the Contract is a Simplified Employee Pension (SEP) IRA.
Purchase Payments and Value of the Contract
Crediting Accumulation Units
During the accumulation phase each Purchase Payment is credited on the Valuation Date on or following the date we receive the Purchase Payment at our home office. We will credit your Purchase Payments allocated to the Variable Annuity Account, to your contract in the form of Accumulation Units. The number of Accumulation Units credited with respect to each Purchase Payment is determined by dividing the portion of the Purchase Payment allocated to each Sub-Account by the then current Accumulation Unit Value for that Sub-Account.
The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the value of an Accumulation Unit will vary from Valuation Date to Valuation Date to reflect the investment experience of the Portfolio(s).
We will determine the value of Accumulation Units on each day on which each Portfolio is valued. The net asset value of the Portfolios’ shares shall be computed once daily, and, in the case of government money market portfolios, after the declaration of the daily dividend, as of the close of the New York Stock Exchange (“Exchange”) (generally, 3:00 p.m., Central Time), on each day, Monday through Friday, except:
•
days on which changes in the value of that Portfolio’s securities will not materially affect the current net asset value of that Portfolio’s shares;
•
days during which none of that Portfolio’s shares are tendered for redemption and no order to purchase or sell that Portfolio’s shares is received by that Portfolio; and
•
customary national business holidays on which the Exchange is closed for trading.

The value of Accumulation Units for any given Sub-Account will be the same for all Purchase Payments we receive at our home office on that day prior to the close of the Exchange. Purchase Payments received after the close of business of the Exchange will be priced on the next Valuation Date.
In addition to providing for the allocation of Purchase Payments to the Sub-Account of the Variable Annuity Account, the contracts allow you to allocate Purchase Payments to the DCA Fixed Account for accumulation at a guaranteed interest rate, and the Indexed Accounts. Please see the section titled “Indexed Accounts — Value” for an explanation of how the Indexed Accounts are credited and valued.
Value of the Contract
The Contract Value of your contract at any time prior to when Annuity Payments begin can be determined by multiplying the number of Accumulation Units of each Portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the Guaranteed Interest Accounts and Indexed Accounts. There is no assurance that your Contract Value will equal or exceed your Purchase Payments.
Accumulation Unit Value
The value of an Accumulation Unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first Valuation Date of the Sub-Account. The value of an Accumulation Unit on any subsequent Valuation Date is determined by multiplying:
•
the value of that Accumulation Unit on the immediately preceding Valuation Date by,
•
the Net Investment Factor for the applicable Sub-Account (described below) for the valuation period just ended.
The value of an Accumulation Unit any day other than a Valuation Date is its value on the next Valuation Date.
Net Investment Factor for Each Valuation Period
The Net Investment Factor is an index used to measure the investment performance of a Sub-Account of the Variable Annuity Account from one valuation period to the next. For any Sub-Account, the Net Investment Factor for a valuation period is the gross investment rate for that Sub-Account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 0.65% or 0.75% of the Variable Annuity Account per annum (as determined by Net Purchase Payments) and a deduction for the administrative charge at the current rate of 0.15% per annum. If you elected an optional benefit with a daily Separate Account charge, the charge associated with that option will also be deducted.
The gross investment rate may be positive or negative and is equal to:
•
the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus
•
the per share amount of any dividend or capital gain distribution by the Portfolio if the “ex-dividend” date occurs during the current valuation period, divided by,
•
the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

Indexed Accounts — Value
Values in each Indexed Account are eligible to earn interest in the form of an Index Credit.
Your value in each Indexed Account is the sum of your Purchase Payments and transfers allocated to the Indexed Account, plus Index Credits, less any transfers, withdrawals, amounts applied to provide Annuity Payments and any applicable fees and charges. Interest in the Indexed Account is applied/ credited only on the Contract Anniversary and will not be applied/credited at any other time. Therefore, any amount taken from the Indexed Account as of a date that is not a Contract Anniversary will receive no Index Credit for any part of the Contract Year in which the transaction occurred. Transactions that could have this result include, for example, withdrawals, surrenders, transfers, redemptions, annuitizations or required minimum distribution payments.
The Index Credit, generally, is based upon any growth in the underlying index associated with a given Indexed Account, subject to the applicable Caps, Participation Rate, and Spread, as described in your contract, for the 1-year period between Contract Anniversaries (i.e., the “Contract Year”). The Indexed Accounts that are currently available are based on the S&P 500® Index, Barclays All Caps Trailblazer 5 Index, or SG Climate Prepared Index.
The Cap and/or Participation Rate for the initial Purchase Payment are shown in your contract and are guaranteed for one Contract Year. For each subsequent Contract Year, these rates will be declared in advance of the Contract Year, subject to the minimum(s) shown in your contract, and each will be guaranteed for the duration of the Contract Year. If a given Indexed Account does not have a Participation Rate specified in your contract, the Participation Rate for that Indexed Account is assumed to be 100%, guaranteed for the life of the contract. If applicable, the Spread applicable to the Indexed Account will not change over the life of the contract.
At the end of each Contract Year, the Index Change will be calculated as (a) divided by (b) minus 1, where:
(a)
is the value of the Index at the end of the Contract Year, and
(b)
is the value of the Index at the beginning of the Contract Year.
The value of the Index on any date that is not a Valuation Date will be the value of the Index on the most recent Valuation Date.
The Adjusted Index Change will then be calculated as the lesser of:
1.
The Cap for the Crediting Period, if applicable; or
2.
The result of A multiplied by B, where:
A
is the Index Change; and
B
is the Participation Rate for the Crediting Period;
less the Spread, if applicable.
The Adjusted Index Change will be multiplied by the Contract Values in the Indexed Account on the last day of the Contract Year, and the result will be the Index Credit. If the Index Credit is greater than zero, the Index Credit will be added to the values in the Indexed Account; if the Index Credit is zero or less, the values in the Indexed Account will not change.

The following examples are provided to help you understand how Index Crediting for the Indexed Accounts works using certain assumptions. These are examples only and are not representative of past or future performance of any indices or rates.
Example 1: Index Change Exceeds Cap
Assumptions:
•
The value of the S&P 500® Index at the beginning of the Contract Year is 1,000;
•
The value of the S&P 500® at the end of the of the Contract Year is 1,075;
•
The Cap for the Contract Year is 5.00%, or 0.05;
•
No Participation Rate is specified;
•
No Spread is specified; and
•
The Indexed Account value at the end of the Contract Year is $25,000.
First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Contract Year (1,075) by the value of the S&P 500® at the beginning of the Contract Year (1,000). This result is then reduced by one (1). The resulting number is the Index Change.
Index Change = (Index value at end of Contract Year/Index value at beginning of Contract Year) – 1 = (1075/1000) – 1 = 7.50%
Second, we determine the Adjusted Index Change. The Adjusted Index Change is the lesser of the Cap (5.00%), if applicable, or the result of the Index Change (7.50%) multiplied by the Participation Rate for the Contract Year less the Spread, if applicable. If the Indexed Account does not have a Participation Rate specified in your contract, the Participation Rate for that Indexed Account is assumed to be 100%, guaranteed for the life of the Contract. Positive index performance may be limited by application of the Cap. In this instance, the Index Change (7.50%) multiplied by the Participation Rate for the Contract Year (100%) is greater than the Cap (5.00%). Since the Adjusted Index Change cannot exceed the Cap, the Cap (5.00%) would be the Adjusted Index Change.
Third, the Index Credit is determined by multiplying the Indexed Account value at the end of the Contract Year ($25,000) by the Adjusted Index Change (5.00%).
5.00% x 25,000 = 1,250
Lastly, the new Indexed Account value is established by crediting the Index Credit to the Indexed Account value at the end of the Contract Year.
$25,000 + $1,250 = $26,250
As such, the new Indexed Account value is $26,250.
Example 2: Index Change Does Not Exceed Cap
Assumptions:
•
The value of the S&P 500® Index at the beginning of the Contract Year is 1,000;
•
The value of the S&P 500® at the end of the of the Contract Year is 1,025;
•
The Cap for the Contract Year is 5.00%, or 0.05;
•
No Participation Rate is specified

•
No Spread is specified; and
•
The Indexed Account value at the end of the Contract Year is $25,000.
First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Contract Year (1,025) by the value of the S&P 500® at the beginning of the Contract Year (1,000). This result is then reduced by one (1). The resulting number is the Index Change.
Index Change = (Index value at end of Contract Year/Index value at beginning of Contract Year) – 1 = (1025/1000) – 1 = 2.50%
Second, we determine the Adjusted Index Change. The Adjusted Index Change is the lesser of the Cap (5.00%), if applicable, or the result of the Index Change (2.50%) multiplied by the Participation Rate for the Contract Year less the Spread, if applicable. If the Indexed Account does not have a Participation Rate specified in your contract, the Participation Rate for that Indexed Account is assumed to be 100%, guaranteed for the life of the Contract. Positive index performance may be limited by application of the Cap. In this instance, the Index Change (2.50%) multiplied by the Participation Rate for the Contract Year (100%) is less than the Cap (5.00%) and would be applied at a rate of 2.50%.
Third, the Index Credit is determined by multiplying the Indexed Account value at the end of the Contract Year ($25,000) by the Adjusted Index Change (2.50%).
2.50% x 25,000 = 625
Lastly, the new Indexed Account value is established by crediting the Index Credit to the Indexed Account value at the end of the Contract Year.
$25,000 + $625 = $25,625
As such, the new Indexed Account Value is $25,625.
Example 3: Positive Index Change with No Cap
Assumptions:
•
The value of the Barclays All Caps Trailblazer 5 Index at the beginning of the Contract Year is 1,000;
•
The value of the Barclays All Caps Trailblazer 5 Index at the end of the of the Contract Year is 1,120;
•
No Cap is specified;
•
The Participation Rate is 85%, or 0.85;
•
No Spread is specified; and
•
The Indexed Account value at the end of the Contract Year is $25,000.
First, we determine the change in the Index. We divide the value of the Barclays All Caps Trailblazer 5 Index at the end of the Contract Year (1,120) by the value of the Barclays All Caps Trailblazer 5 Index at the beginning of the Contract Year (1,000). This result is then reduced by one (1). The resulting number is the Index Change.
Index Change = (Index value at end of Contract Year/Index value at beginning of Contract Year) – 1 = (1120/1000) – 1 = 12.00%

Second, we determine the Adjusted Index Change. The Adjusted Index Change is the lesser of the Cap, if applicable, or the result of the Index Change (12.00%) multiplied by the Participation Rate for the Contract Year less the Spread, if applicable. Positive index performance may be limited by application of the Cap. In this instance, the Index Change (12.00%) multiplied by the Participation Rate for the Contract Year (85%) would be applied at a rate of 10.20%.
Third, the Index Credit is determined by multiplying the Indexed Account value at the end of the Contract Year ($25,000) by the Adjusted Index Change (10.20%).
10.20% x 25,000 = 2,550
Lastly, the new Indexed Account value is established by crediting the Index Credit to the Indexed Account value at the end of the Contract Year.
$25,000 + $2,550 = $27,550
As such, the new Indexed Account Value is $27,550.
Example 4: Negative Index Change
Assumptions:
•
The value of the S&P 500® Index at the beginning of the Contract Year is 1,000;
•
The value of the S&P 500® at the end of the of the Contract Year is 950;
•
The Cap for the Contract Year is 5.00%, or 0.05;
•
No Participation Rate is specified;
•
No Spread is specified; and
•
The Indexed Account value at the end of the Contract Year is $25,000.
First, we determine the change in the Index. We divide the value of the S&P 500® at the end of the Contract Year (950) by the value of the S&P 500® at the beginning of the Contract Year (1000). This result is then reduced by one (1). The resulting number is the Index Change.
Index Change = (Index value at end of Contract Year/Index value at beginning of Contract Year) – 1 = (950/1000) – 1 = -5.00%
Second, we determine the Adjusted Index Change. Since the Adjusted Index Change cannot be less than zero, a 0% Adjusted Index Change is used.
Third, the Index Credit is determined by multiplying the Indexed Account value at the end of the Contract Year ($25,000) by the Adjusted Index Change (0%).
0% x 25,000 = 0
Lastly, the new Indexed Account value is established by crediting the Index Credit to the Indexed Account value at the end of the Contract Year.
$25,000 + $0 = $25,000
As such, the Indexed Account value remains $25,000.
Example 5: Positive Index Change with a Spread and No Cap

Assumptions:
•
The value of the SG Climate Prepared Index at the beginning of the Contract Year is 1,000;
•
The value of the SG Climate Prepared Index at the end of the of the Contract Year is 1,120;
•
No Cap is specified;
•
The Participation Rate is 85%, or 0.85;
•
The Spread is 2%; and
•
The Indexed Account value at the end of the Contract Year is $25,000.
First, we determine the change in the Index. We divide the value of the SG Climate Prepared Index at the end of the Contract Year (1,120) by the value of the SG Climate Prepared Index at the beginning of the Contract Year (1,000). This result is then reduced by one (1). The resulting number is the Index Change.
Index Change = (Index value at end of Contract Year/Index value at beginning of Contract Year) – 1 = (1120/1000) – 1 = 12.00%
Second, we determine the Adjusted Index Change. The Adjusted Index Change is the lesser of the Cap, if applicable, or the result of the Index Change (12.00%) multiplied by the Participation Rate for the Contract Year less the Spread, if applicable. Positive index performance may be limited by application of the Cap. In this instance, the Index Change (12.00%) multiplied by the Participation Rate for the Contract Year (85%) less the Spread (2%) would be applied at a rate of 8.20%.
Third, the Index Credit is determined by multiplying the Indexed Account value at the end of the Contract Year ($25,000) by the Adjusted Index Change (8.20%).
8.20% x 25,000 = 2,050
Lastly, the new Indexed Account value is established by crediting the Index Credit to the Indexed Account value at the end of the Contract Year.
$25,000 + $2,050 = $27,050
As such, the new Indexed Account Value is $27,050.
Indexed Accounts — Guaranteed Minimum Surrender Value
Amounts in each Indexed Account have a Guaranteed Minimum Surrender Value (“GMSV”), which can increase the amount available to you from your values in the Indexed Account upon surrender, death, or annuitization. Together, each Indexed Account’s GMSV added together equals the Contract’s total GMSV. We credit your GMSV with 87.5% of the amount of each Purchase Payment or transfer that you allocate to the Indexed Account. We credit compound interest daily on the GMSV at an annual rate that is stated in your Contract and will not change. We will reduce the GMSV by the same amount as any withdrawal (not including deferred sales charge) or transfer you make from the Indexed Account, and that amount, therefore, will be credited with no further GMSV interest. The amount of your GMSV will be available to you upon surrender, death, or annuitization of your Contract if that amount is then greater than your Indexed Account value that otherwise would be available upon those events.

Principal Underwriter
Securian Financial Services, Inc. (“Securian Financial”), an affiliate of Minnesota Life that has the same principal business address, is the principal underwriter of the contract. Authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life.
Prior to August 9, 2023, contracts were also sold through registered representatives of Securian Financial. However, on August 9, 2023, Securian Financial closed the sale of its retail wealth management business to Cetera Financial Group Inc. Upon the closing of the transaction, the substantial majority of registered representatives of Securian Financial, each of whom was also an insurance agent appointed by Minnesota Life, became registered representatives of Cetera Advisor Networks, LLC.
As part of the closure of its retail wealth management business, Securian Financial ceased to be a registered investment adviser with the SEC and is no longer a member of the Securities Investor Protection Corporation (SIPC). The sale of Securian Financial’s retail wealth management business did not result in any changes to the contract and contracts are no longer sold through Securian Financial associated registered representatives.
Redemptions, Withdrawals and Surrender
Prior to the date Annuity Payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:
•
on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or
•
when the withdrawal is requested because of an excess contribution to a Qualified Contract.
To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. Additionally, you may also request certain partial withdrawals by telephone. Contact Annuity Services for details.
Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.
During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.
Withdrawal values will be determined as of the Valuation Date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the Guaranteed Interest Accounts, the Variable Annuity Account, and each Indexed Account on a proportionate basis.
Your Contract Value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Any withdrawals will also reduce the value of the Net Purchase Payments, which may result in the contract no longer being eligible for the lower mortality and expense risk charge percentage.

If a withdrawal leaves you with a Contract Value of less than $2,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract’s surrender value, as calculated below.
Before Annuity Payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single lump sum. The surrender value of your contract is the Contract Value computed as of the Valuation Date your surrender request is received, reduced by any applicable deferred sales charge. The surrender value available from each Indexed Account cannot be less than the GMSV for that Indexed Account. If the Contract Value of the Indexed Account, reduced by any applicable deferred sales charge for the Indexed Account, is less than the GMSV, an adjustment will be made to the contract upon surrender such that the surrender value from the Indexed Account is greater than or equal to the GMSV. In lieu of a lump sum payment, you may elect an annuity. In most cases, once Annuity Payments begin, you cannot surrender the annuity benefits and receive a single sum instead (see “Electing the Retirement Date and Annuity Option” for more information).
Right of Cancellation or “Free Look”
You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the “free look period”, we will refund to you the amount of your Contract Value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase Payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your Purchase Payments during this period.
Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.
Federal Tax Status
Introduction
Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax advisor. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 408(b), 408A or 457 of the Code (“Tax Qualified Accounts”). The ultimate effect of federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Owner or the beneficiary(ies) may depend on the tax status of the individual concerned.
In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the “Treasury Department”) and the Internal Revenue Service (“IRS”) clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.
There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the Purchase Payments paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the Owner may be entitled to reduced tax rates applicable to long term capital gains.
For Variable Annuity contracts, increases in Contract Values attributable to dividends and interest from underlying investment Funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or Annuity Payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the Owner to determine the timing of the receipt of taxable income. Note, however, that Variable Annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the Owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.
This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.
Taxation of Minnesota Life and the Variable Annuity Account
We are taxed as a “life insurance company” under the Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account’s activities. The Variable Annuity Account is not taxed as a “regulated investment company” under the Code and we do not anticipate any change in that tax status.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends and foreign tax credits which can be material. We do not pass these benefits through to the Separate Accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Separate Account receives; and (ii) under applicable income tax law, Owners are not the Owners of the assets generating the benefits.
Taxation of Annuity Contracts in General
Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as Annuity Payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes other than for purposes of the taxation of life insurance companies. The investment income on such contracts is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are exceptions to this general rule for Qualified Contracts described in Sections 401(a), 408 or 408A of the Code and for trusts and other entities that hold an annuity contract as an agent for a natural person.
There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.
If you do not annuitize your Non-Qualified Contract on or before the Maturity Date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the contract or the entire increase in the Contract Value would be taxable in the year you reach the Maturity Date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.
Diversification Requirements
Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be “adequately diversified” in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to Qualified Contracts which are described in Sections 401(a), 408, 408A or 457(b) of the Code.
The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its Funds. Nonetheless, we believe that each Fund of the Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be “adequately diversified”.

Ownership Treatment
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the Owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an Owner and the insurance company regarding the availability of a particular investment option and other than an Owner’s right to allocate premiums and transfer funds among the available Sub-Accounts, all investment decisions concerning the Sub-Accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
The IRS has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of an Owner under the contract will not result in any Owner being treated as the Owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a Owner from being considered the Owner of a pro rata share of the assets of the Variable Annuity Account.
Taxation of Partial and Full Withdrawals
For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the “investment in the contract” (i.e., Purchase Payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a Variable Annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the Contract Value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.
In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the “investment in the contract” to the individual’s balance in the retirement plan, generally the value of the annuity. The “investment in the contract” generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified retirement plans, the “investment in the contract” can be zero.
Section 1035 Exchanges
An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC §1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a “Partial Exchange”). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.
Taxation of Annuity Payments
The taxable portion of an Annuity Payment is generally equal to the excess of the payment over the exclusion amount. In the case of a Fixed Annuity Payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of Variable Annuity Payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). The taxable portion of an Annuity Payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, Annuity Payments will be fully taxable.
Taxation of Death Benefit Proceeds
Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of an Owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the contract is not affected by the Owner’s death. That is, the investment in the contract remains the amount of any Purchase Payments paid which were not excluded from gross income.
As previously stated elsewhere in this prospectus, the SECURE Act changed death benefit options that are available to beneficiaries of annuity contracts held in qualified plans or IRA's. Additional discussion of the changes can be found below.
Investment Income Surtax
Distributions from Non-Qualified Contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax advisor for more information.
Penalty Tax on Premature Distributions
The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:
•
where the taxpayer is 59 ½ or older,
•
where payment is made on account of the taxpayer’s disability, or
•
where payment is made by reason of the death of the Owner, and
•
in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For tax qualified employer-sponsored retirement plans, this exception to the 10% additional tax applies only if payments begin after separation from service.
For some types of tax qualified retirement plans, other tax penalties may apply to certain distributions.
Aggregation of Contracts
For purposes of determining an Owner’s gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.
Assignment or Pledges
Transfers, assignments and certain designations of Annuitants or payees can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an Annuitant or payee who is not also the Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax advisor about its potential tax effects.
Required Death Distributions
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract issued after January 18, 1985 to provide that:
(a)
if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and
(b)
if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.
The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary”, who must be a natural person, is the person designated by the Owner as a beneficiary. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner.
Non-Qualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules existed for qualified retirement and individual retirement annuity contracts prior to the SECURE Act becoming effective on January 1, 2020. See the “Tax Qualified Programs” discussion for an explanation of the SECURE Act changes.
Possible Changes in Taxation
Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax advisor with respect to legislative developments and their effect on the Contract.
Tax Qualified Programs
The contract is designed for use with several types of individual and employer-sponsored retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:
•
contributions in excess of specified limits;
•
distributions prior to age 59 ½ (subject to certain exceptions);
•
distributions that do not conform to specified minimum distribution rules; and
•
other specified circumstances.
We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax qualified plans arises under the specific provisions of the Code governing the tax qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax advisor regarding the suitability of the contract.
Any annuity contract that is part of a tax qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient. For years prior to 2022, the excise tax for failing to take RMD’s is equal to 50% of the amount by which the RMD exceeds the amount actually distributed. For years beginning after December 31, 2022, the tax for failing to take RMD’s is equal to 25% of the amount by which the RMD exceeds the amount actually distributed. For years that begin after December 31, 2022, certain IRA owners may further reduce the penalty for failing to take their RMD by taking corrective action after discovering the failure. You should consult your tax advisor for advice regarding your situation.

Under certain limited circumstances IRS regulations permit partial withdrawals from your tax qualified retirement plan contract after Annuity Payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a tax qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.
To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.
In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the Contract Value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the Owner, and a reduction of death benefits and the benefits of any optional riders.
IRA Rollovers. IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA’s.
SECURE Act and SECURE 2.0 Act of 2022 Changes
RMD Rules. The SECURE Act changed the RMD rules for annuities held in qualified plans and IRA’s where Sections 401(a) and 457 apply. The changes impact the date when RMD’s must begin and limit the amount of time over which most Beneficiaries of qualified plans and IRA’s may take distributions after the death of the plan participant or IRA contract owner.
For qualified plan participants and IRA account holders who turned age 70 ½ prior to December 31, 2019, the prior rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 70 ½, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 70 ½.
For qualified plan participants and IRA account holders who turn age 70 ½ after December 31, 2019, the SECURE Act rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 72, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 72.
For qualified plan participants and IRA account holders who turn age 72 after December 31, 2022, the SECURE 2.0 Act of 2022 rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 73, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner”

of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 73.
Further, for qualified plan participants and IRA account holders who turn age 74 after December 31, 2032, they will need to begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 75, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 75.
The SECURE Act did not change the rules for distributions from Roth IRA’s, defined under Code Section 408A, where the plan participant or contract owner is not required to take distributions at any time prior to the Owner’s death.
Plan Participants and IRA contract owners should consult their tax professional prior to electing RMD distributions from their annuity contracts.
Beneficiary Distributions. The SECURE Act also limited the ability of most non-spouse beneficiaries of qualified plans or IRA contracts to defer distributions over the beneficiary’s lifetime. This SECURE Act rule applies if the IRA contract owner dies after December 31, 2019. For most designated beneficiaries, other than the Owner’s spouse, the beneficiary must take the entire value in the annuity contract within ten years after death of the Owner. There are limited exceptions to the ten-year rule for spousal beneficiaries, beneficiaries who are minors, disabled beneficiaries and certain beneficiaries that are less than ten years younger than the deceased IRA contract Owner. These limited exceptions may allow the beneficiary to extend distributions beyond the ten-year limit imposed by the SECURE Act.
If the plan participant or IRA contract owner died prior to December 31, 2019, the beneficiary may still elect to take distributions over his or her lifetime under the prior law rules.
Beneficiaries should consult with their tax professional prior to deciding how to take distributions from an inherited qualified plan or IRA.
Withholding
In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.
The Code generally allows the rollover of most distributions to and from tax qualified retirement plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:
•
one of a series of substantially equal annual (or more frequent) payments made:
—
over the life or life expectancy of the employee,
—
over the joint lives or joint life expectancies of the employee and the employee’s designated beneficiary, or
—
for a specified period of ten years or more,
•
a required minimum distribution,

•
a hardship distribution, or
•
the non-taxable portion of a distribution.
Any distribution eligible for rollover, which may include payment to an employee, an employee’s surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.
See Your Own Tax Advisor
The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a tax qualified retirement plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a Variable Annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.
Legal Proceedings
Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Annuity Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Annuity Account, or the ability of Minnesota Life to meet its obligations under the contracts. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Annuity Account.
Financial Statements
The financial statements of the Minnesota Life Variable Annuity Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 844-878-2199 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Appendix A — Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	13.48%	4.03%	3.22%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.25%[2]	20.64%	8.43%	3.57%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.14%	15.29%	12.45%	6.98%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	12.10%	13.20%	8.65%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.20%	16.26%	12.14%	6.28%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.89%[2]	16.88%	10.04%	7.06%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.87%[2]	12.82%	6.68%	4.99%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.85%[2]	7.84%	2.56%	2.25%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.88%	15.27%	8.64%	6.20%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.86%[2]	10.59%	4.74%	3.67%
American Century Variable Portfolios II, Inc.
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	VP Inflation Protection Fund – Class II Shares Investment Adviser: American Century Investment Management, Inc.	0.77%	3.40%	2.65%	1.90%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.73%	6.14%	-0.33%	0.36%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.66%[2]	22.60%	13.65%	9.58%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.91%[2]	16.17%	8.31%	5.78%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.59%	38.49%	18.68%	14.36%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.78%	15.84%	4.83%	3.41%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.82%[2]	15.99%	8.64%	4.69%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.51%[2]	2.89%	1.04%	1.52%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.52%[2]	17.83%	7.85%	3.89%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.47%[2]	16.43%	9.56%	6.65%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.39%	5.13%	0.64%	0.00%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.72%	10.38%	12.01%	8.31%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.82%	14.80%	12.17%	7.85%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.91%[2]	12.75%	11.06%	7.04%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.35%[2]	12.62%	4.22%	2.32%
Goldman Sachs Variable Insurance Trust
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	0.97%[2]	15.57%	4.81%	3.41%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.85%[2]	13.90%	8.27%	3.48%
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.03%[2]	16.09%	9.49%	6.37%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	23.51%	15.97%	10.57%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.04%[2]	19.90%	12.10%	7.66%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.96%	11.95%	4.46%	3.70%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.11%[2]	15.65%	7.56%	4.00%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	19.59%	14.63%	10.47%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Natural Resources – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.30%	1.63%	7.86%	-0.36%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.15%	39.04%	17.17%	10.87%
To seek to provide growth of capital.	Delaware Ivy VIP Small Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%[2]	13.11%	7.89%	6.28%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	15.71%	9.63%	7.70%
To seek to provide capital appreciation.	Delaware Ivy VIP Value – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%[2]	8.27%	11.72%	7.96%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.15%[2]	14.10%	7.44%	5.10%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.17%[2]	15.41%	8.40%	5.71%
Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.14%[2]	12.62%	6.51%	4.44%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.82%[2]	5.29%	1.55%	1.66%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.80%	39.65%	16.64%	13.45%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.93%	11.11%	9.94%	6.91%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Service Class Investment Adviser: Massachusetts Financial Services Company	1.14%[2]	17.37%	8.31%	6.66%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%[2]	11.96%	3.36%	1.79%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.77%	9.02%	4.83%	3.24%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.95%	9.28%	4.71%	2.98%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	11.14%	5.86%	3.33%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	10.33%	5.51%	3.52%
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.31%[2]	13.64%	5.40%	4.03%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.38%	8.91%	1.54%	0.00%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.79%	4.87%	0.88%	0.82%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.85%	5.83%	0.98%	1.60%
Putnam Variable Trust
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	1.13%	18.68%	9.70%	3.88%
Seeks capital appreciation.	Putnam VT Large Cap Growth Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.90%	44.47%	18.49%	14.39%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.82%	15.67%	14.50%	10.26%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.96%	15.47%	8.88%	7.15%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.76%	5.72%	0.99%	1.94%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.97%	37.96%	18.49%	0.00%
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.32%	12.79%	7.76%	0.00%
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.07%	7.82%	3.82%	0.00%
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.65%	4.47%	1.45%	0.85%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.56%	15.70%	11.96%	8.66%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.44%	25.71%	15.15%	11.51%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.22%	11.94%	7.55%	7.44%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.04%	11.75%	12.09%	0.00%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.10%	20.73%	13.70%	0.00%
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.11%	2.68%	10.96%	11.03%
1
Current Expenses are each Fund's total annual operating expenses.
2
This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
*
This Fund employs a managed volatility strategy.
+
Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

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Appendix B — Illustration of Variable Annuity Values
The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.79% and 10.00%.
For illustration purposes, an average annual expense equal to 2.29% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.29% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.94% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.
The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.
The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.
The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.
Variable Annuity Income — Hypothetical Illustration
Annuity Income Option — Life Annuity with 10 Year Period Certain
Prepared for: Client
Variable Contribution: $100,000.00
Initial Variable Monthly Income: $612.09
The illustration below shows how investment returns may affect Variable Annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.
Annuity income payments will increase if the returns on your investments are greater than the total of the Assumed Investment Return (AIR) and your annual contract expenses.
Annuity income payments will decrease if the returns on your investments are less than the total of the Assumed Investment Return (AIR) and your annual contract expenses.
An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.
The graph and table below show how annual gross investment returns of 0%, 6.79% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).
In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.
B-1

Variable Annuity Income — Hypothetical

Variable Annuity Income — Supporting Detail
	Monthly Annuity Income Based on Hypothetical Rate of Return
Beginning of Year	Age	0.00% Gross (-2.29% Net)	6.79% Gross (4.50% Net)	10.00% Gross (7.71% Net)
1	65	$612	$612	$612
4	68	$500	$612	$670
7	71	$409	$612	$734
10	74	$334	$612	$804
13	77	$273	$612	$880
16	80	$223	$612	$964
19	83	$183	$612	$1,055
22	86	$149	$612	$1,155
25	89	$122	$612	$1,265
28	92	$100	$612	$1,385
31	95	$82	$612	$1,517
34	98	$67	$612	$1,661
B-2

Appendix C — Types of Qualified Contracts
Individual and employer sponsored tax qualified retirement plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a tax qualified plan.
Individual Retirement Annuities
Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an “IRA”). Distributions from certain other types of tax qualified plans may be “rolled over” on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special IRS mandated disclosure requirements. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.
Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of tax qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.
A portion of the amount distributed from an IRA may be taxable based on the ratio of the “investment in the contract” to the individual’s balance in the IRA, generally the value of the IRA. The “investment in the contract” generally equals the nondeductible contributions to an IRA. The “investment in the contract” can be zero.
Simplified Employee Pension (SEP) IRAs
Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.
Roth IRAs
Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.
Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity Owner has reached age 59 ½; (2) the distribution is paid to a beneficiary after the Owner’s death; (3) the annuity Owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.
In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.
C-1

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Appendix D — Examples of the Premier Protector Death Benefit Rider
Below are several examples that are designed to help show how the Premier Protector (Premier Protector DB) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefits”. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.
The table below is meant to provide a numeric example of how the Highest Anniversary Value, 4% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	72	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	73	$108,000	—	—	$108,000	$108,000	$104,000	$108,000
Beginning of Year 3	74	$119,000	—	—	$119,000	$119,000	$108,160	$119,000
Beginning of Year 4	75	$125,000	—	—	$125,000	$125,000	$112,486	$125,000
Beginning of Year 5	76	$112,000	—	—	$112,000	$125,000	$116,986	$125,000
Beginning of Year 6	77	$102,000	—	—	$102,000	$125,000	$121,665	$125,000
Beginning of Year 7	78	$121,000	—	—	$121,000	$125,000	$126,532	$126,532
Beginning of Year 8	79	$155,000	—	—	$155,000	$155,000	$131,593	$155,000
Beginning of Year 9	80	$130,000	—	—	$130,000	$155,000	$136,857	$155,000
Beginning of Year 10	81	$140,000	—	—	$140,000	$155,000	$142,331	$155,000
Beginning of Year 11	82	$156,000	—	—	$156,000	$156,000	$148,024	$156,000
Beginning of Year 12	83	$150,000	—	—	$150,000	$156,000	$153,945	$156,000
Beginning of Year 13	84	$165,000	—	—	$165,000	$165,000	$160,103	$165,000
Beginning of Year 14	85	$166,000	—	—	$166,000	$166,000	$166,507	$166,507
Beginning of Year 15	86	$160,000	—	—	$160,000	$166,000	$166,507	$166,507
Beginning of Year 16	87	$170,000	—	—	$170,000	$166,000	$166,507	$166,507
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 4% Increase Value is calculated as the prior 4% Increase Value, accumulated at 4% for a year ($100,000 * 1.04 ^ (365 / 365) = $104,000). The death benefit for this rider is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $108,000.
In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000 and since that is less than the current Highest Anniversary Value of $125,000, it remains unchanged. The prior 4% Increase Value is accumulated at 4% ($112,486 * 1.04 ^ (365 / 365) = $116,986). The rider death benefit is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $125,000.
In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 85th birthday; the last anniversary at which the Highest Anniversary Value and 4% Increase Value have the potential to increase.

Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000.
Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000.
Initial 4% Increase Value = initial Purchase Payment = $100,000.
Initial Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($100,000, $100,000) = $100,000.

Example #3 — Subsequent Purchase Payment received during the first Contract Year.
If additional Purchase Payments are received prior to age 85, the Highest Anniversary Value and 4% Increase Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
After the additional Purchase Payment:
Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
4% Increase Value = 4% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount = $100,000 * (1.04 ^ (6/12)) + $20,000 = $121,980.
Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($120,000, $121,980) = $121,980.

Example #4 — Highest Anniversary Value increase on Contract Anniversary.
On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
After the increase:
Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.
4% Increase Value = prior 4% Increase Value accumulated until the beginning of year 2 = $121,980 * (1.04 ^ (6/12)) = $124,396.
Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($130,000, $124,396) = $130,000.

Example #5 — Withdrawal from Contract Value.
Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value and the 4% Increase Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$124,841	$121,825	$124,841
After the withdrawal:
Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 * $5,000 / $126,000] = $124,841.
4% Increase Value = 4% Increase Value prior to the withdrawal – [4% Increase Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $124,396 * (1.04 ^ (6/12)) – [$124,396 * (1.04 ^ (6/12)) * $5,000 / $126,000] = $121,825.
Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($124,841, $121,825) = $124,841.

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Appendix E — Examples of the Return of Purchase Payments Death Benefit Option
Below are several examples that are designed to help show how the Return of Purchase Payments Death Benefit (ROPP DB) option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Rider.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.
The table below is meant to provide a numeric example of how the ROPP DB and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	$0	$100,000	—	$100,000	$100,000	$100,000
Beginning of Year 2	68	$106,000	$0	—	$106,000	$100,000	$106,000
Beginning of Year 3	69	$95,000	$0	—	$95,000	$100,000	$100,000
Beginning of Year 4	70	$90,000	$0	—	$90,000	$100,000	$100,000
Beginning of Year 5	71	$108,000	$0	—	$108,000	$100,000	$108,000
Beginning of Year 6	72	$100,000	$0	—	$100,000	$100,000	$100,000
Beginning of Year 7	73	$156,000	$0	—	$156,000	$100,000	$156,000
Beginning of Year 8	74	$160,000	$0	—	$160,000	$100,000	$160,000
Beginning of Year 9	75	$125,000	$0	—	$125,000	$100,000	$125,000
Beginning of Year 10	76	$141,000	$0	—	$141,000	$100,000	$141,000
Beginning of Year 11	77	$160,000	$0	—	$160,000	$100,000	$160,000
Beginning of Year 12	78	$155,000	$0	—	$155,000	$100,000	$155,000
Beginning of Year 13	79	$163,000	$0	—	$163,000	$100,000	$163,000
Beginning of Year 14	80	$140,000	$0	—	$140,000	$100,000	$140,000
Beginning of Year 15	81	$155,000	$0	—	$155,000	$100,000	$155,000
Beginning of Year 16	82	$165,000	$0	—	$165,000	$100,000	$165,000
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000. The death benefit payable is the greater of the ROPP DB and the Contract Value, resulting in a death benefit payable of $106,000.
In the example above, the beginning of year 3 illustrates the impact on rider values when the Contract Value decreases below the ROPP DB. The Contract Value has decreased to $95,000. The death benefit payable is the greater of the ROPP DB and Contract Value, resulting in a death benefit payable of $100,000.

Example #2 — Initial values.
Examples 2 — 4 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Base Contract Death Benefit = Contract Value = $100,000.
Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals = $100,000.
Initial Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($100,000, $100,000) = $100,000.

Example #3 — Subsequent Purchase Payment received during the first Contract Year.
If additional Purchase Payments are received, the ROPP DB will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$125,000
After the additional Purchase Payment:
Base Contract Death Benefit = Contract Value = $125,000.
Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals = $120,000.
Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($125,000, $120,000) = $125,000.

Example #4 — Withdrawal from Contract Value.
Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the ROPP DB. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Return of Purchase Payments DB	Death Benefit Payable
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$125,000
Beginning of Year 2	68	$100,000	—	—	$100,000	$120,000	$120,000
Activity 6 months later	68	$115,000	—	$5,000	$110,000	$114,783	$114,783
After the withdrawal
Base Contract Death Benefit = Contract Value = $110,000.

Return of Purchase Payments Death Benefit = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $115,000] = $114,783.
Death Benefit Payable = Maximum of base contract death benefit and ROPP DB = maximum of ($110,000, $114,783) = $114,783.

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Appendix F — Indexed Account Disclosures
Standard & Poor’s 500 Index
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The forgoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P® and S&P 500® are registered trademarks of S&P and have been licensed for use by S&P Dow Jones Indices LLC and Minnesota Life Insurance Company (“Minnesota Life”). The S&P 500® index (the “Index”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Minnesota Life. Minnesota Life Annuities are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Minnesota Life Annuities or any member of the public regarding the advisability of investing in securities generally or in Minnesota Life Annuities particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Minnesota Life with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Index is determined, composed, and calculated by S&P Dow Jones Indices without regard to Minnesota Life or Minnesota Life Annuities. S&P Dow Jones Indices shall have no obligation to take the needs of Minnesota Life or the owners of Minnesota Life Annuities into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Minnesota Life Annuities or the timing of the issuance or sale of Minnesota Life Annuities or in the determination or calculation of the equation by which Minnesota Life Annuities are to be surrendered. S&P Dow Jones Indices shall have no obligation or liability in connection with the administration, marketing, or trading of Minnesota Life Annuities. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MINNESOTA LIFE, OWNERS OF MINNESOTA LIFE ANNUITIES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING IN NO EVENT, WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MINNESOTA LIFE.
Barclays All Caps Trailblazer 5 Index
Barclays Bank PLC and its affiliates (“Barclays”) is not the issuer or producer of Minnesota Life Insurance Company (“Minnesota Life”) Annuities and Barclays has no responsibilities, obligations or duties to contract owners of Minnesota Life Annuities. The Barclays All Caps Trailblazer 5 Index is a trademark owned by Barclays Bank PLC
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and licensed for use by Minnesota Life as the Issuer of Minnesota Life Annuities. Barclays only relationship with the Issuer in respect of Barclays All Caps Trailblazer 5 Index is the licensing of the Barclays All Caps Trailblazer 5 Index, which is determined, composed and calculated by Barclays without regard to the Issuer or the Minnesota Life Annuities or the owners of Minnesota Life Annuities. Additionally, Minnesota Life may for itself execute transaction(s) with Barclays in or relating to the Barclays All Caps Trailblazer 5 Index in connection with Minnesota Life Annuities. Contract owners acquire Minnesota Life Annuities from Minnesota Life and contract owners neither acquire any interest in Barclays All Caps Trailblazer 5 Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in Minnesota Life Annuities. The Minnesota Life Annuities are not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the Minnesota Life Annuities or the advisability of investing in securities generally or the ability of the Barclays All Caps Trailblazer 5 Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the Minnesota Life Annuities with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Minnesota Life Annuities to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the Minnesota Life Annuities or any other third party into consideration in determining, composing or calculating the Barclays All Caps Trailblazer 5 Index. Barclays has no obligation or liability in connection with administration, marketing, or trading of the Minnesota Life Annuities. The licensing agreement between Minnesota Life and Barclays is solely for the benefit of Minnesota Life and Barclays and not for the benefit of the owners of the Minnesota Life Annuities, contract owners or other third parties. BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, CONTRACT OWNERS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BARCLAYS ALL CAPS TRAILBLAZER 5 INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BARCLAYS ALL CAPS TRAILBLAZER 5 INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE CONTRACT OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARCLAYS ALL CAPS TRAILBLAZER 5 INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARCLAYS ALL CAPS TRAILBLAZER 5 INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS ALL CAPS TRAILBLAZER 5 INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS ALL CAPS TRAILBLAZER 5 INDEX. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF THE BARCLAYS ALL CAPS TRAILBLAZER 5 INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MINNESOTA LIFE ANNUITIES. None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
SG Climate Prepared Index
The SG Climate Prepared Index (the “Index”) has been licensed to Minnesota Life Insurance Company (the “Licensee”) for the Licensee’s benefit. This variable annuity (the “Product”) is not sponsored, promoted, solicited, negotiated, endorsed, offered, sold, issued, supported, structured or priced by Société Générale or any of its affiliates (collectively, “SG”), S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P”), Entelligent Inc. (“Entelligent”) and/or other third-party licensor (collectively with SG, S&P and Entelligent, the “Index Parties”).
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The Index Parties make no representation whatsoever and no warranty, express or implied, to investors in or owners of the Product (or any person taking exposure to it) or any member of the public in any other circumstances (each, a “Contract Owner”) regarding (a) the advisability of investing in securities or other financial or insurance products generally or in the Product or any of the Indexed Account particularly or (b) the suitability or appropriateness of an exposure to the Index in seeking to achieve any particular objective, including meeting its stated target volatility. Contract Owners should seek independent financial, tax, accounting, insurance, legal, and other professional advice prior to making any investment in the Product, choosing an allocation to an Indexed Account, or any other product linked to the Index. No Index Party is responsible for or has any obligation or liability in connection with the design, issuance, administration, actions of the Licensee, marketing, trading or performance of the Product. No Index Party has any obligation to make payments under the Product. No Index Party has prepared any part of this prospectus, and no statements made herein (including, without limitation, any disclosures relating to the Index or use of such data in illustrations or demonstrations of returns) can be attributed to any Index Party. Publication of the Index and the constituents thereof do not constitute an investment recommendation or advice in respect of the Index or any constituent thereof by any Index Party and no person should rely upon it as such. No Index Party acts as an investment adviser or investment manager in respect of the Index or the Product or accepts any fiduciary or other duties in relation to the Index, the Licensee, the Product or any Contract Owner.
The Index has been designed and is maintained and sponsored by SG without regard to the Licensee, the Product or any Contract Owner. The ability of the Licensee to make use of the Index may be terminated on short notice and it is the responsibility of the Licensee to provide for the consequences of that in the design of the Product. The Index Parties have no obligation to, and will not, take the needs of the Licensee or any Contract Owner into consideration in sponsoring, maintaining, determining, composing, continuing, adjusting or calculating the Index or in any decision to cease doing so.
The Index Parties make no representation or warranty whatsoever, whether express or implied, and hereby expressly disclaim all warranties (including, without limitation, those of merchantability or fitness for a particular purpose or use), with respect to the Index or any data included therein or relating thereto, and in particular disclaim any guarantee or warranty either as to the quality, accuracy, timeliness and/or completeness of the Index or any data included therein (including any use of such data in illustrations or demonstrations of returns), the results obtained from the use of the Index or any illustrations or demonstrations or returns thereof), the calculation or composition of the Index and/or calculations made with respect to the Product at any particular time on any particular date or otherwise (including any illustrations or demonstrations of returns of the Index or Product). No Index Party shall be liable (whether in negligence or otherwise) to any person for any error or omission in the Index or in the calculation of the Index, and no Index Party is under any obligation to advise any person of any error therein, or for any interruption in the calculation of the Index. No Index Party shall have any liability to any party for any act or failure to act by such Index Party in connection with the determination, calculation, adjustment or maintenance of the Index. Without limiting the foregoing, in no event shall any Index Party have any liability for any direct damages, lost profits or any special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.
The Index is the exclusive property of SG. SG is under no obligation to continue compiling, calculating, maintaining or sponsoring the Index and may delegate or transfer to a third party some or all of its functions in relation to the Index. SG has contracted with S&P to maintain and calculate the Index. The Index is not sponsored, promoted, sold, or supported in any other manner by S&P, nor does S&P offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or trademarks of the Index or the levels of the Index at any time or in any other respect. “SG Americas Securities, LLC”, “SGAS”, “Société Générale”, “SG”, “Société Générale Indices”, “SGI”, and “SG Climate Prepared Index” are trademarks or service marks used by SG. SG has licensed for use certain Entelligent marks and/or other third-party marks.
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SG may enter into derivative transactions or issue financial instruments linked to the Index and may independently issue or sponsor other indices or products that are similar to and may compete with the Index and the Product. SG may also transact in assets referenced in the Index (or in financial instruments such as derivatives that reference those assets). The roles of the different teams involved within SG in the design, maintenance or replication of the Index have been strictly defined. Where SG holds a product having the Index as its underlying and other positions exposing it to the Index for its own account, the replication of the Index is made in the same manner by a single team within SG, be it for the purpose of hedging the product held by external investors and consumers or for the purpose of the positions held by SG acting for its own account. SG may take positions in the market of the financial instruments or of other assets involved in the composition of the Index, including as liquidity provider. It is possible that these activities could have an effect (positive or negative) on the value of the Index and the Product.
Each of the above paragraphs is severable. If the contents of any such paragraph is held to be or becomes invalid or unenforceable in any respect in any jurisdiction, it shall have no effect in that respect, but without prejudice to the remainder of this notice.
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Statement of Additional Information
The Statement of Additional Information (SAI) dated May 1, 2024, contains more information about the contracts. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. For a free paper copy of the SAI, to request other information about the contracts, and to make investor inquiries, call us at 844-878-2199 or write to us at:
Minnesota Life
Annuity Services
P.O Box 64628
St. Paul, MN 55164-0628
Reports and other information about the Variable Annuity Account are available on the SEC’s website: www.sec.gov, via its EDGAR database, and copies of this information may be obtained, upon request of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.

Contract ID. C000215237
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VARIABLE ANNUITY ACCOUNT
(“VARIABLE ANNUITY ACCOUNT”), A SEPARATE ACCOUNT OF
MINNESOTA LIFE INSURANCE COMPANY
(“MINNESOTA LIFE”)
400 ROBERT STREET NORTH
ST. PAUL, MINNESOTA 55101-2098
TELEPHONE: 844-878-2199
STATEMENT OF ADDITIONAL INFORMATION
THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2024
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account’s current Prospectus, bearing the same date, which may be obtained by calling Securian at 844-878-2199; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.
TABLE OF CONTENTS
General Information and History
Non-Principal Risks of Investing in the Contract
Services
Distribution of Contract
Performance
Annuity Payments
Financial Statements
Registration Statement
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GENERAL INFORMATION AND HISTORY
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
SERVICES
DISTRIBUTION OF CONTRACT
PERFORMANCE
ANNUITY PAYMENTS
FINANCIAL STATEMENTS
REGISTRATION STATEMENT
General Information and History
The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a “unit investment trust” with the SEC under the Investment Company Act of 1940.
Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all state of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada and Puerto Rico.
Non-Principal Risks of Investing in the Contract
Cybersecurity.  Our Variable Annuity product business is highly dependent upon the effective operation of our computer systems Our Variable Annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information.
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Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Services
Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company (“State Street”), which includes overnight calculation of Unit Value amounts. Minnesota Life oversees State Street’s performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service. State Street's principal business address is located at 801 Pennsylvania Avenue, Kansas City, Missouri, 64105.
Distribution of Contract
The contract will be sold in a continuous offering by our life insurance agents who are registered representatives of unaffiliated broker-dealers that have entered into selling agreements with Securian Financial Services, Inc. (“Securian Financial”) and Minnesota Life. Securian Financial acts as principal underwriter of the contracts and has the same principal business address as Minnesota Life.
Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of FINRA.
Amounts paid by Minnesota Life to the underwriter for 2023, 2022 and 2021 were $25,322,645, $29,061,187, and $28,447,467. respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.
Agents of Minnesota Life are registered representatives of other broker-dealers and are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered
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representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.
The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).
The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received additional payments of more than $15,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.
LPL Financial
PO Box 502308
San Diego, CA 92150-2308

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
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El Segundo, CA 90245

Advisor Group Inc
FSC Securities Corporation
2300 Windy Ridge Pkwy, Suite 1000
Atlanta, GA 30339
Performance
From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.
Total Returns
A sub-account may advertise its “average annual total return” over various periods of time. “Total return” represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. “Annualized” total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. “Average annual” total return is computed in accordance with a standard method prescribed by the SEC.
Average Annual Total Return
To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the “initial payment”) and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account (“full withdrawal value”). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual
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maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.
T	=	(ERV/P)(1/N) - 1

Where	T	=	average annual total return
	ERV	=	ending redeemable value
	P	=	hypothetical initial payment of $1,000
	N	=	number of years
Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).
When considering “average” total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.
Non-Standardized Returns
We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other “hypothetical” performance information which will include a more detailed description of the information and its calculation in the specific piece.
Standardized return calculations will always accompany any non-standardized returns shown.
Yields
Government Money Market Sub-Account
The “yield” (also called “current yield”) of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The “effective yield” of the Government Money Market Sub-Account is calculated similarly but,
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when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
The formula for effective yield is:
[(BASE PERIOD RETURN + 1)365/7] - 1
Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.
Other Sub-Accounts
“Yield” of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:
YIELD	=	2[(a-b/cd + 1)[6]- 1]

Where	a	=	net investment income earned during the period by the portfolio attributable to the sub-account.
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
	d	=	the unit value of the sub-account units on the last day of the period.
The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.
The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.
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Annuity Payments
Calculation of Your First Annuity Payment
The Contract Value is available to provide Annuity Payments. Some states impose a premium tax which we apply at the time you elect Annuity Payments. These taxes may vary based on the type of employer sponsored retirement plan or Qualified Contract involved and we may deduct these amounts from the amount available to provide Annuity Payments.
The amount of the first monthly payment depends on the Annuity Payment option elected, gender (except in tax-qualified employer sponsored retirement plans or Qualified Contracts that require the use of genderless rates), and the adjusted age of the Annuitant and any Joint Annuitant. A formula for determining the adjusted age is contained in your contract.
The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for Fixed or Variable Annuity Payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.
If you elect a Variable Annuity Payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each Sub-Account of the Variable Annuity Account. A number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value for each Sub-Account. Thereafter, the number of Annuity Units remains unchanged during the period of Annuity Payments, except for transfers and in the case of certain joint Annuity Payment options which provide for a reduction in payment after the death of the Annuitant.
A 4.50% Assumed Investment Return (AIR) is used for the initial Variable Annuity Payment determination. This would produce level Annuity Payments if the Net Investment Factor remained constant at 4.50% per year. Subsequent Variable Annuity Payments will decrease, remain the same or increase depending upon whether the actual Net Investment Factor is less than, equal to, or greater than 4.50%. (See Section entitled “Value of the Annuity Unit”).
Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin Annuity Payments at least thirty days prior to the Annuity Commencement Date.
Amount of Subsequent Variable Annuity Payments
The dollar amount of the second and later Variable Annuity Payments is equal to the number of Annuity Units determined for each Sub-Account multiplied by the current Annuity Unit value for that Sub-Account. This dollar amount may increase or decrease from month to month.
Value of the Annuity Unit
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The value of an Annuity Unit for each Sub-Account of the Variable Annuity Account will vary to reflect the investment experience of the applicable Portfolio(s). It will be determined by multiplying:
(a) the value of the Annuity Unit for that Sub-Account for the preceding Valuation Date by;
(b) the Net Investment Factor (as defined in “Special Terms”) for that Sub-Account for the Valuation Date for which the Annuity Unit value is being calculated; and by
(c) a factor that neutralizes the Assumed Investment Return. This factor reverses the Assumed Investment Return (AIR) which is used to calculate the initial variable payment and Annuity Units. It substitutes the performance of the underlying Funds in place of the AIR to determine the increase or decrease in the value of the Annuity Units.
Financial Statements
The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2023 and 2022, and for each of the years in the three-year period ended December 31, 2023, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report on the financial statements and supplementary schedules of the Company states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.
The financial statements of Variable Annuity Account as of December 31, 2023 and for the year or period then ended, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
As of the date of this Statement of Additional Information, Minnesota Life Insurance Company and Variable Annuity Account engage KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 as their independent registered public accounting firm.
Registration Statement
A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference
MOA Momentum

is made to such instruments as filed. The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS https://www.sec.gov/Archives/edgar/data/768609/000110465924045066/tm243920d4_nvpfs.htm filed with the SEC.
MOA Momentum

PART C
Other Information
Item 27. Financial Statements and Exhibits

Exhibit Number	Description of Exhibit
(a)
The Resolution of the Board of The Minnesota Mutual Life Insurance Company’s Executive Committee
of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this Exhibit 24(c)(1) to Variable Annuity Account’s Form N-4, File Number 333-111067, Post
Effective Amendment Number 1, is hereby incorporated by reference..

(b)	Not Applicable.
(c)(1)
The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and
Securian Financial Services, Inc., previously filed on April 27, 2009, as Exhibit 24(c)(3) to Registrant’s
Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

(c)(2)
The Dealer Selling Agreement previously filed on July 2, 2002 as Exhibit 24(c)(3) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

(c)(3)
Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian
Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as Exhibit
24(c)(3)(c) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 12, is hereby incorporated by reference.

(c)(4)
Charges to the Variable Account Amendment Form Number ICC22-70708 previously filed on
August 25, 2022 as Exhibit 24(c)(4) to Variable Annuity Account’s Form N-4, File Number 333-233295,
Post-Effective Amendment Number 8, is hereby incorporated by reference.

(d)(1)
The Flexible Payment Deferred Variable Annuity Contract, ICC20-70632 previously filed on October 15,
2020 as Exhibit 24(b)4(a) to Variable Annuity Account’s Form N-4, File Number 333-233295,
Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(2)
Premier Protector Death Benefit Rider, 16-70307 Rev 10-2020 previously filed on October 15, 2020 as
Exhibit 24(b)4(b) to Variable Annuity Account’s Form N-4, File Number 333-233295, Post-Effective
Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(3)
Return of Purchase Payments Death Benefit Rider, ICC19-70508 Rev 10-2020 previously filed on
October 15, 2020 as Exhibit 24(b)4(c) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(4)
The Enhanced Liquidity Option, ICC20-70634 previously filed on October 15, 2020 as Exhibit
24(b)4(d) to Variable Annuity Account’s Form N-4, File Number 333-233295, Post-Effective
Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(5)
Point-to-Point Indexed Accounts Endorsement, ICC20-70633 previously filed on October 15, 2020 as
Exhibit 24(b)4(e) to Variable Annuity Account’s Form N-4, File Number 333-233295, Post-Effective
Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(6)
Hospital, Medical Care and Terminal Illness Waiver Endorsement, ICC19-70510 Rev 10-2020 previously filed on October 15, 2020 as Exhibit 24(b)4(f) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(7)
Individual Retirement Annuity Endorsement – Traditional and SEP Annuity, Form 09-70161 previously filed on April 27, 2023 as Exhibit 24(b)(d)(7) to Variable Annuity Account’s Form N-4, file Number
333-233295,Post-Effective Amendment Numbers 10 and 376, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(d)(8)
Individual Retirement Annuity Endorsement – Roth Annuity, Form 09-70164 previously filed on
April 27, 2023 as Exhibit 24(b)(d)(8) to Variable Annuity Account’s Form N-4, file Number
333-233295,Post-Effective Amendment Numbers 10 and 376, is hereby incorporated by reference.

(d)(9)
Premier Protector Death Benefit Rider – Form 16-70307 previously filed on April 27, 2023 as Exhibit
24(b)(d)(9) to Variable Annuity Account’s Form N-4, file Number 333-233295,Post-Effective
Amendment Numbers 10 and 376, is hereby incorporated by reference.

(d)(10)
Point-to-Point with Spread Indexed Accounts Endorsement, Form ICC22-70696 previously filed on
April 27, 2023 as Exhibit 24(b)(d)(10) to Variable Annuity Account’s Form N-4, file Number
333-233295,Post-Effective Amendment Numbers 10 and 376, is hereby incorporated by reference.

(e)
MultiOption Momentum Individual Variable Annuity Application, ICC20-70635 previously filed on
November 19, 2019 as Exhibit 24(b)5(a) to Variable Annuity Account’s Form N-4, File Number
333-233295, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(f)(1)
The Restated Certificate of Incorporation previously filed on October 21, 2003 as Exhibit 27(f)(1) to
Variable Annuity Account’s Form N-4, File Number 333-109853, Initial Registration Statement, is
hereby incorporated by reference.

(f)(2)
The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life
Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is
hereby incorporated by reference.

(g)(1)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and RGA Reinsurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (1) to Minnesota Life Individual Variable Universal Life
Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(g)(2)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and The Canada Life Assurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (2) to Minnesota Life Individual Variable
Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is
hereby incorporated by reference.

(g)(3)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and Munich American Reassurance Company dated November 1,
2017, previously filed on November 8, 2022 as exhibit 30 (g) (3) to Minnesota Life Individual Variable
Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is
hereby incorporated by reference.

(g)(4)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and SCOR Global Life USA Reinsurance Company dated
November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (4) to Minnesota Life
Individual Variable Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective
Amendment Number 1, is hereby incorporated by reference.

(g)(5)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and Swiss RE Life & Health America Inc. dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (5) to Minnesota Life Individual Variable
Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is
hereby incorporated by reference.

(h)(1)
Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc., previously filed on September 30, 2014 as Exhibit 24(b)(8)(a) to Variable Annuity Account’s Form N-4, File
Number 333-182763, Post-Effective Amendment Number 8 and 239, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(2)
Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance
Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6,
File Number 33-3233, Post-Effective Amendment Numbers 32, on April 27, 2012, is hereby incorporated by reference.

(h)(3)
Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life
Insurance Company filed on February 27, 2003 as Exhibit 27(h)(2)(i) to Minnesota Life Variable
Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is
hereby incorporated by reference.

(h)(3)(i)
Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus
Distributors, Inc. and Minnesota Life Insurance Company, previously filed on February 27, 2003 as
Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number
33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(ii)
Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and
Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iii) to Minnesota
Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment
Number 10, is hereby incorporated by reference.

(h)(3)(iii)
Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series,
Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit
27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496,
Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(iv)
Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v)
to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective
Amendment Number 14, is hereby incorporated by reference.

(h)(3)(v)
Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment
Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(3)(vi)
Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit
24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(3)(vii)
Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242,
Post-Effective Amendment Number 3, is hereby incorporated by reference.

(h)(3)(viii)
Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit
26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 36, is hereby incorporated by reference.

(h)(3)(viiii)
Second Amendment to Fund Participation Agreement among Minnesota Life Insurance Company, Janus
Aspen Series and Janus Distributors US LLC. dated May 1, 2023 previously filed as Exhibit
30(h)(6)(iv) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604,
Post-Effective Amendment Number 34, is hereby incorporated by reference.

(h)(4)
Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit
26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is
hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(4)(i)
Amendment to Participation Agreement among Minnesota Life Insurance Company, Variable Insurance
Product Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, Variable
Insurance Products Fund IV, and Variable Insurance Products Fund V and Fidelity Distributors
Company LLC. dated May 1, 2023 previously filed as Exhibit 30(h)(3)(iii) to Minnesota Life Individual
Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is
hereby incorporated by reference.

(h)(5)
Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian
Financial Services, Inc., previously filed on July 20, 2012 as Exhibit 24(c)(8)(d) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

(h)(6)
Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and
Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(v) to Variable Annuity Account’s Form
N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(6)(i)
First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and
State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the
Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective
Amendment Number 1, is hereby incorporated by reference.

(h)(7)
Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust
Company filed on February 26, 2003 as Exhibit 24(c)(8)(w) to Variable Annuity Account’s Form N-4,
File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(7)(i)
First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street
Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life
Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment
Number 1, is hereby incorporated by reference.

(h)(8)
Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota
Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(y) to Variable Annuity Account’s
Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(8)(i)
Amendment No. 1 to the Participation Agreement among Panorama Series Fund, Inc.,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 29, 2003 as
Exhibit 24(c)(8)(y)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(8)(ii)
Amendment No. 2 to the Participation Agreement among Panorama Series Fund, Inc.,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 29, 2003, as
Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(8)(iii)
Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on
April 26, 2005, is hereby incorporated by reference.

(h)(8)(iv)
Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on
April 21, 2006, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(8)(v)
Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., Oppenheimer Funds,
Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(l)(v) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2,
is hereby incorporated by reference.

(h)(8)(vi)
Amendment No. 6 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life
Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

(h)(8)(vii)
Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(8)(viii)
Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as exhibit 26(h)(5)(ix)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(8)(ix)
Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as exhibit 26(h)(5)(x)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(9)
Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota
Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s
Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(9)(i)
Schedule A (as amended May 1, 2003) to Minnesota Life Insurance Company's Participation Agreement
filed on April 29, 2003 as Exhibit 24(c)(8)(z)(i) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(9)(ii)
Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail
Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit
24(c)(m)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(9)(iii)
Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail
Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as
Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 17, is hereby incorporated by reference.

(h)(9)(iv)
Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam
Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed
April 25, 2011 as exhibit 24(c)8(i)(iv) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(9)(v)
Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail
Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27,
2015 as Exhibit 24(b)8(h)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763,
Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

(h)(9)(vi)
Fifth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management
Limited Partnership and Minnesota Life Insurance Company, previously filed on August 15, 2019 as
Exhibit 24(b)(8)(i)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(9)(vii)
Sixth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management
Limited Partnership and Minnesota Life Insurance Company dated May 1, 2023 previously filed as
Exhibit 30(h)(13)(viii) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number
333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

(h)(10)
Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and
Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(i) to Minnesota Life
Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is
hereby incorporated by reference.

(h)(10)(i)
Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance
Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as
Exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(10)(ii)
Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable
Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference

(h)(10)(iii)
Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable
Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(10)(iv)
Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit
24(c)(n)(iv) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(10)(v)
Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective
April 30, 2010 filed on April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account’s Form N-4,
File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(11)
Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance
Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to
Variable Annuity Account’s Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1,
is hereby incorporated by reference.

(h)(12)
Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life
Insurance Company, previously filed on April 30, 2003 as Exhibit 27(h)(11) to Minnesota Life Variable
Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(12)(i)
Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21,
2006, is hereby incorporated by reference.

(h)(12)(ii)
Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)8(k)(ii)
to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number
3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(12)(iii)
Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 36, is hereby incorporated by reference.

(h)(12)(iv)
Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 36, is hereby incorporated by reference.

(h)(13)
Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services
Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(i) to
Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective
Amendment Number 4, is hereby incorporated by reference.

(h)(13)(i)
Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit
27(h)(13)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(13)(ii)
Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit
27(h)(13)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(13)(iii)
Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(13)(iv)
Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(13)(v)
Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust,
Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(13)(vi)
Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as
Exhibit 24(c)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(13)(vii)
Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS
Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services
Company previously filed on April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account’s
Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(13)(viii)
Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(l)(viii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(13)(ix)
Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
Services Company and Minnesota Life Insurance Company, previously filed on September 7, 2011 as
Exhibit 24(c)8(l)(viv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Numbers #28 and #182, is hereby incorporated by reference.

(h)(13)(x)
Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
2015 as Exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6,
File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

(h)(13)(xi)
Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
2015 as Exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6,
File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

(h)(14)
Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30,
2003 as Exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File
Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(14)(i)
Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable
Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company,
previously filed on April 30, 2003 as Exhibit 27(h)(14)(ii) to Registrant’s Form N-6, File Number
333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(14)(ii)
Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed on
April 30, 2003 as Exhibit 27(h)(14)(iii) to Registrant’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(14)(iii)
Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed as
Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

(h)(14)(iv)
Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial
Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form
N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(14)(v)
Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on
December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account’s Form N-4, File Number
333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(14)(vi)
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on
October 4, 2007 as Exhibit 24(c)8(m)(vi) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

(h)(14)(vii)
Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial
Services, Inc. effective August 16, 2010 filed on April 25, 2011 as Exhibit 24(c)8(m)(vii) to Variable
Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and
#171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(14)(viii)
Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 32, on April 27, 2012,
is hereby incorporated by reference.

(h)(14)(ix)
Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian
Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012,
is hereby incorporated by reference.

(h)(14)(x)
Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
2013, is hereby incorporated by reference.

(h)(14)(xi)
Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
2013, is hereby incorporated by reference.

(h)(15)
Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as
Exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number
333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(15)(i)
Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance
Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment
Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(15)(ii)
Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance
Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6,
on February 27, 2009, is hereby incorporated by reference.

(h)(15)(iii)
Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds
Variable Insurance Portfolios, and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit
24(c)8(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(15)(iv)
Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes
Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell
& Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(16)
Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van
Kampen Asset Management Inc., and Minnesota Life Insurance Company previously filed on April 29,
2003 as Exhibit 24(c)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(16)(i)
Amendment Number one to the Agreement between Van Kampen Life Investment Trust, Van Kampen
Funds, Inc., Van Kampen Asset Management Inc., and Minnesota Life Insurance Company filed on
December 20, 2006 as Exhibit 24(c)(s)(i) to Variable Annuity Account’s Form N-4, File Number
333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(16)(ii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van
Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management
previously filed on April 27, 2010 as Exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

(h)(17)
Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus
Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company,
filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496,
Post-Effective Amendment Number 17, is hereby incorporated by reference.

(h)(18)
Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and
Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form
N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

(h)(19)
Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment
Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
24(c)8(s) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment
Number 1, is hereby incorporated by reference.

(h)(20)
Shareholder Information Agreement among American Century Investment Services, Inc. and Minnesota
Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)8(t) to Variable Annuity
Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(21)
Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance
Company previously filed on September 6, 2007 as exhibit 24(c)8(u) to Variable Annuity Account’s
Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(22)
Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota
Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)8(v) to Variable Annuity
Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(23)
Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among
OppenheimerFunds Services, OppenheimerFunds Distributors, Inc. and Minnesota Life Insurance
Company previously filed on September 6, 2007 as Exhibit 24(c)8(w) to Variable Annuity Account’s
Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(24)
Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited
Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
24(c)8(x) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment
Number 1, is hereby incorporated by reference.

(h)(25)
Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc.,
Van Kampen Life Investment Trust, and Minnesota Life Insurance Company Agreement previously filed on September 6, 2007 as Exhibit 24(c)8(y) to Variable Annuity Account’s Form N-4, File Number
333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(26)
Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., previously filed on October 4, 2007 as
Exhibit 24(c)8(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(26)(i)
Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on
February 25, 2010 as Exhibit 24(b)8(aa)(i) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

(h)(26)(ii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
previously filed on April 27, 2010 as Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

(h)(26)(iii)
Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,,
previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(26)(iv)
Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
previously filed as exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(26)(v)
Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,,
previously filed as exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(26)(vi)
Amendment Number Six among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement, is hereby incorporated by reference.

(h)(26)(vii)
Amendment Number Seven among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement, is hereby incorporated by reference.

(h)(26)(viii)
Amendment Number Eight among Minnesota Life Insurance Company, ALPS Variable Investment Trust,
ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on February 23, 2021 as Exhibit
30(h)(2)(x) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
333-183590, Post-Effective Amendment Numbers 16 and 89, is hereby incorporated by reference.

(h)(25)(viiii)
Amendment Number Nine to Participation Agreement among Minnesota Life Insurance Company, ALPS
Variable Investment Trust, ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. dated
May 1, 2023 previously filed as Exhibit 30(h)(4)(xi) to Minnesota Life Individual Universal Accounts’s
Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

(h)(27)
Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(27)(i)
Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

(h)(27)(ii)
Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(ii) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

(h)(27)(iii)
Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal
Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

(h)(27)(iv)
Fourth Amendment to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distributors, Inc. and Morgan Stanley Investment
Management, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(y)(iv) to Variable Annuity
Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(27)(v)
Fifth Amendment to Participation Agreement among Minnesota Life Insurance Company, the Universal
Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management, Inc. dated May 1, 2023 previously filed as Exhibit 30(h)(9)(vi) to Minnesota Life
Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment
Number 34, is hereby incorporated by reference.

(h)(28)
Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger
Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)8(cc) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Number 8, is hereby incorporated by reference.

(h)(28)(i)
Amendment No. 1 to Participation Agreement among Minnesota Life Insurance Company, Neuberger
Berman Advisers Management Trust and Neuberger Berman Investment Advisers LLC, previously filed on August 15, 2019 as Exhibit 24(b)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number
333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(29)
Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global
Investors Distributors LLC and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit
24(c)8(dd) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(29)(i)
Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable
Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota
Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34,
on April 24, 2013, is hereby incorporated by reference.

(h)(29)(ii)
Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File
Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(30)
PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between
Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed
April 25, 2011 as exhibit 24(c)8(ee) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(30)(i)
Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable
Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

(h)(31)
Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust
and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)8(ff) to
Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
and 171, is hereby incorporated by reference.

(h)(31)(i)
Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO
Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC
and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on
April 27, 2012, is hereby incorporated by reference.

(h)(31)(ii)
Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable
Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota
Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34,
on April 24, 2013, is hereby incorporated by reference.

(h)(31)(iii)
Third Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
Variable Trust and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit
24(b)(8)(aa)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration
Statement, is hereby incorporated by reference.

(h)(32)
Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs &
Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)8(gg) to
Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers
#26 and #171, is hereby incorporated by reference

(h)(32)(i)
Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota
Life Insurance Company previously filed on July 20, 2012 as Exhibit 24(c)8(dd)(i) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

(h)(32)(ii)
Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 34, on April 24, 2013, is hereby incorporated by reference.

(h)(32)(iii)
Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(23)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

(h)(33)
Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota
Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account’s Form
N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(33)(i)
Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P.
and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

(h)(34)
Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed April 25, 2011 as Exhibit 24(c)8(ii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(35)
Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds
Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and
American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
hereby incorporated by reference.

(h)(35)(i)
Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance
Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and
Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(35)(ii)
Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company,
Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and
Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015,
is hereby incorporated by reference.

(h)(36)
Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company filed on April 25,
2011 as Exhibit 24(c)8(kk) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(37)
American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life
Insurance Company previously filed on April 25, 2011 as exhibit 24(c)8(ll) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is
hereby incorporated by reference.

(h)(38)
Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights
Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit
24(c)8(mm) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Numbers 15 and 192, is hereby incorporated by reference.

(h)(38)(i)
Amendment to Distribution and Shareholder Services Agreement Among Northern Lights Variable Trust,
and Minnesota Life Insurance Company dated June 10, 2021 , previously filed as Exhibit 24(b)8(ii)(iv)
to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendments 15 and
358.

(h)(39)
Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota
Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)8(nn) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

(h)(39)(i)au
First Amendment to the Participation Agreement dated March 12, 2012 among Northern Lights Variable
Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance
Company dated October 8, 2012, previously filed on April 25, 2014 as Exhibit 24(c)8(kk)(i) to Variable
Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226,
is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(39)(ii)
Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern
Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company dated
March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as Exhibit 24(c)
8(kk)(ii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment
Numbers 5 and 226, is hereby incorporated by reference.

(h)(39)(iii)
Third Amendment to Participation Agreement Among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Distributors LLC, ValMark Advisers, Inc., and Minnesota Life Insurance
Company dated May 1, 2023 previously filed as Exhibit 30(h)(11)(viii) to Minnesota Life Individual
Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is
hereby incorporated by reference.

(h)(39)(iii)
Addendum to the Participation Agreement among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company previously filed on
October 15, 2020 as Exhibit 24(b)8(jj)(iii) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(h)(39)(iv)
Addendum to the Participation Agreement among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company previously filed on
October 15, 2020 as Exhibit 24(b)8(jj)(iii) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(h)(39)(v)
Amendment to Participation Agreement Among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Distributors LLC, ValMark Advisers, Inc., and Minnesota Life Insurance
Company dated August 12, 2021, previously filed as Exhibit 24(b)9(hh)(i) to Variable Annuity Account's
Form N-4, File Number 333-212515, Post-Effective Amendments 15 and 358.

(h)(40)
Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)8(z) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3,
is hereby incorporated by reference.

(h)(40)(i)
Amendment Number One to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc.,
previously filed April 27, 2010 as Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account’s Form
N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

(h)(40)(ii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc.,
previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 34, April 24, 2013, is hereby incorporated by reference.

(h)(40)(iii)
Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iii) to Variable Annuity Account's Form
N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(40)(iv)
Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iv) to Variable Annuity Account's Form
N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(40)(v)
Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company.
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc. dated
May 1, 2023 previously filed as Exhibit 30(d)(5) to Minnesota Life Individual Universal Accounts’s
Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(41)
Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable
Equity Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC,
previously filed on April 27, 2015 as Exhibit 24(b)8(mm) to Variable Annuity Account’s Form N-4, File
Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

(h)(42)
Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason
Investor Services, LLC, previously filed on April 27, 2015 as Exhibit 24(b)8(nn) to Variable Annuity
Account’s Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

(h)(43)
Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds
II, Inc., BlackRock Investments, LLC and Minnesota Life Insurance Company, previously filed on
April 28, 2021 as Exhibit (h)(43) to Variable Annuity Account's Form N-4, File Number 333-182763
Post-Effective Amendment Numbers 29 and 357, is hereby incorporated by reference.

(h)(44)
Distribution Agreement among BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds
II, Inc. and Minnesota Life Insurance Company, previously filed on April 28, 2021 as Exhibit (h)(44) to
Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 29
and 357, is hereby incorporated by reference.

(h)(45)
Administrative Services Agreement between BlackRock Advisors, LLC and Minnesota Life Insurance
Company, previously filed on April 28, 2021 as Exhibit (h)(45) to Variable Annuity Account's Form
N-4, File Number 333-182763 Post-Effective Amendment Numbers 29 and 357, is hereby incorporated by reference.

(h)(46)
Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services,
Inc. and Minnesota Life Insurance Company dated May 1, 2023 previously filed as Exhibit 30(h)(15) to
Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective
Amendment Number 34, is hereby incorporated by reference.

(i)	Not applicable.
(j)	Not applicable.
(k)	Opinion and consent of Caleb Nicholson, Esq.
(l)(1)	Consent of KPMG LLP.
(l)(2)	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
Item 28. Directors and Officers of the Minnesota Life Insurance Company
Name and Principal Business Address	Position and Offices with Minnesota Life
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President, Corporate Compliance Officer and Chief Privacy Officer
Matthew J. Bauler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Affinity Solutions
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services

Name and Principal Business Address	Position and Offices with Minnesota Life
Peter G. Berlute Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Affinity Solutions
Patrick J. Boyd Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Business Development
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director
Emily S. Carlson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Financial Planning and Analysis
Nicole R. Carlson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Consulting and Project Management
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions
Heidi R. Christopherson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Institutional Market Technology
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Advisor and Chief Strategy Officer
Ferenc Csatlos Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Operations
Jay D. Debertin CHS Inc. 5500 Cenex Drive Inver Grove Heights, MN 55077	Director
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Risk and Actuarial
Cary J. Felbab Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Retail Market Technology

Name and Principal Business Address	Position and Offices with Minnesota Life
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Individual Solutions
Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director
Kristi L. Fox Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President and Chief Administrative Officer
James Fuller Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Employee Benefit Solutions
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director
Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Affinity Solutions
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director
Becca Hagen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Talent Management
Darrin Hebert Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Information Officer
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
Darryl R. Jackson Hendrick Automotive Group Suite 100 6000 Monroe Road Charlotte, NC 28212	Director

Name and Principal Business Address	Position and Offices with Minnesota Life
Lydia Jilek Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Voluntary Benefits
Elizabeth Johnson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Affinity Solutions
Jacob D. Jones Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – Business Services
Sara Kaufman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Individual Solutions
Jill E. Kuykendall Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Information Security Officer
Jennifer Lastine Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Technology Infrastructure and Enterprise Solutions
Brent Lesmeister Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Distribution and Relationship Management, Group Benefits
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Marketing Officer
Renee D. Montz Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Actuary – CFO Group Benefits
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Treasurer
Karen Oberle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Total Rewards

Name and Principal Business Address	Position and Offices with Minnesota Life
Marnie Overman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Group Benefits
Christopher B. Owens Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Retail Life and Annuity Sales
Meagan M. Phillips Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Chief Risk Officer
Andrea Piepho Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Life and Annuity Product Development
Daniel P. Preiner Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Law
Jamie Proman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Strategy
Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director
David A. Seidel Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Chief Product and Revenue Officer
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive
Elizabeth A. Simermeyer Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director
Ross Stedman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Securian Business Services
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Human Resources
Kyle Strese Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary, Group National Account Underwriting

Name and Principal Business Address	Position and Offices with Minnesota Life
Elias J. Vogen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Business Operations Employee Benefits Solutions
Katia O. Walsh Chief Strategy and Artificial Intelligence Officer, Global Leadership Team Levi Strauss & Co. 115 Battery Street San Francisco, CA 94111	Director
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President, Controller and Chief Accounting Officer
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and CFO
Item 29. Persons Controlled by or Under Common Control with the Depositor or Variable Annuity Account,
Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:
Securian Holding Company (Delaware)
Wholly-owned subsidiaries of Securian Holding Company:
Securian Financial Group, Inc. (Delaware)
Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:
Minnesota Life Insurance Company
Securian Ventures, Inc.
Securian Asset Management, Inc.
Securian Financial Services, Inc.
Securian Casualty Company
Ochs, Inc.
Lowertown Capital, LLC (Delaware)
Securian Holding Company Canada, Inc. (British Columbia, Canada)
Emprean Holding Company, Inc. (Delaware)
1880 Reinsurance Company (Vermont)
Wholly-owned subsidiaries of Minnesota Life Insurance Company:
Allied Solutions, LLC (Indiana)
Securian Canada, Inc. (British Columbia, Canada)
Securian Life Insurance Company
Marketview Properties, LLC
Marketview Properties II, LLC
Marketview Properties III, LLC
Marketview Properties IV, LLC
Oakleaf Service Corporation
Securian AAM Holdings, LLC (Delaware)

Majority-owned subsidiaries of Allied Solutions, LLC (Indiana):
Allied Dispatch Solutions, LLC (Delaware)
Vero, LLC (Delaware)
Clauson Dealer Services, LLC (Delaware)
Majority-owned subsidiary of Securian AAM Holdings, LLC (Delaware):
Asset Allocation & Management Company, L.L.C. (Delaware)
Wholly-owned subsidiaries of Allied Dispatch Solutions, LLC (Delaware):
Dominion Automobile Association (2004) Limited (Ontario, Canada)
Auto Club of America, Corp. (Oklahoma)
Auto Help Line of America, Inc. (Oklahoma)
Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):
Securian Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):
Armour Group Inc. (Ontario, Canada)
Canadian Premier Life Insurance Company (Ontario, Canada)
Canadian Premier General Insurance Company (Ontario, Canada)
Valeyo Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Armour Group Inc. (Ontario, Canada):
Vehicle Armour Inc. (Ontario, Canada)
Integrated Warranty Services Inc. (Ontario, Canada)
Premium Services Group Inc. (Ontario, Canada)
Loan Armour Insurance Solutions, Inc. (Ontario, Canada)
VA Insurance Services Inc. (Ontario, Canada)
Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:
Securian Funds Trust
Majority-owned subsidiaries of Securian Financial Group, Inc.:
Securian Trust Company, N.A.
Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):
Empyrean Benefit Solutions, Inc. (Delaware)
Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):
Empyrean Insurance Services, Inc. (Texas)
Unless indicated otherwise parenthetically, each of the above entities is organized under Minnesota law.
Item 30. Indemnification
The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.
Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.
Insofar as indemnification for liability arising under the Securities Act of 1933 (”the Act”) may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Variable Annuity Account, pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Variable Annuity Account, have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Variable Annuity Account, of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Variable Annuity Account, in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Variable Annuity Account, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a)
Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
Variable Fund D
Variable Annuity Account
Minnesota Life Variable Life Account
Minnesota Life Individual Variable Universal Life Account
Minnesota Life Variable Universal Life Account
Securian Life Variable Universal Life Account
(b)
Directors and Officers of Securian Financial Services, Inc:
Name and Principal Business Address	Positions and Offices with Underwriter
Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Chief Executive Officer and President
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director
Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer, FINOP, and Principal Operations Officer
Lisa L. Stopfer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officerl

Name and Principal Business Address	Positions and Offices with Underwriter
Keri O’Brien Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Secretary
Renee D. Montz Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
Warren J. Zaccaro Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
(c)
All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$25,322,645	—	—	—
Item 32.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.
Item 33.  Management Services
None.
Item 34.  Fee Representation
Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and  has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 29th day of April, 2024.
VARIABLE ANNUITY ACCOUNT
(Registrant)
By: MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance
Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and  has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 29th day of April, 2024.
MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.
Signature	Title	Date
/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	April 29, 2024
* Mary K. Brainerd	Director	April 29, 2024
* Robert J. Ehren	Director	April 29, 2024
* Benjamin G. S. Fowke III	Director	April 29, 2024
* Sara H. Gavin	Director	April 29, 2024
* Eric B. Goodman	Director	April 29, 2024
* Renee D. Montz	Director	April 29, 2024

Signature	Title	Date
* Trudy A. Rautio	Director	April 29, 2024
* Bruce P. Shay	Director	April 29, 2024
* Katia O. Walsh	Director	April 29, 2024
* Warren J. Zaccaro	Director	April 29, 2024
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 29, 2024
/s/ John A. Yaggy John A. Yaggy	Vice President and Controller (chief accounting officer)	April 29, 2024
/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	April 29, 2024
/s/ Renee D. Montz Renee D. Montz	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	April 29, 2024
* Pursuant to power of attorney dated February 15, 2023, a copy of which is filed herewith.

Exhibit Number	Description of Exhibit
(k).	Opinion and consent of Caleb Nicholson, Esq.
(l)(1).	Consent of KPMG LLP.
(l)(2).	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
I-1